M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Shares		Value (Note 1)
	COMMON STOCKS—68.4%

	Australia—4.3%
5,596	Adbri, Ltd.	$14,792
271	Afterpay, Ltd.*	20,893
3,702	AGL Energy, Ltd.†	27,134
5,415	ALS, Ltd.	39,813
1,335	Altium, Ltd.	26,841
6,817	Alumina, Ltd.	9,009
24,812	AMP, Ltd.	23,840
1,732	Ampol, Ltd.	32,297
1,231	Ansell, Ltd.	36,690
5,640	APA Group	42,924
1,712	ARB Corp., Ltd.†	44,797
16,116	Ardent Leisure Group, Ltd.*, †	11,323
3,236	Aristocrat Leisure, Ltd.	84,429
785	ASX, Ltd.	42,363
5,956	Atlas Arteria, Ltd.	26,917
27,196	Aurizon Holdings, Ltd.	80,561
15,771	AusNet Services	21,981
9,677	Austal, Ltd.	16,464
16,565	Australia & New Zealand Banking Group, Ltd.	354,559
23,353	Australian Pharmaceutical Industries, Ltd.	22,704
10,095	Bank of Queensland, Ltd.†	66,325
5,183	Bapcor, Ltd.	29,486
19,836	Beach Energy, Ltd.†	25,839
4,696	Bega Cheese, Ltd.	22,649
5,914	Bendigo & Adelaide Bank, Ltd.†	45,189
19,147	BHP Group, Ltd.	658,803
5,632	Bingo Industries, Ltd.†	12,919
177	Blackmores, Ltd.†	10,723
7,397	BlueScope Steel, Ltd.	108,716
8,931	Boral, Ltd.*	37,242
9,097	Brambles, Ltd.	73,104
849	Breville Group, Ltd.	17,411
1,779	Brickworks, Ltd.	28,160
2,491	carsales.com, Ltd.	33,697
6,463	Challenger, Ltd.	31,417
2,711	Champion Iron, Ltd.*	11,284
16,096	Cleanaway Waste Management, Ltd.	26,897
6,210	Coca-Cola Amatil, Ltd.	63,347
444	Cochlear, Ltd.	71,148
8,123	Coles Group, Ltd.	98,779
11,972	Commonwealth Bank of Australia	782,936
5,336	Computershare, Ltd.	60,956
606	Computershare, Ltd.§	6,923
34,520	Cooper Energy, Ltd.*, †	7,079
1,227	Corporate Travel Management, Ltd.*, †	18,276
4,775	Costa Group Holdings, Ltd.	17,155
496	Credit Corp. Group, Ltd.	12,312
2,419	Crown Resorts, Ltd.*	21,607
2,552	CSL, Ltd.	512,990
9,383	CSR, Ltd.†	41,193
857	Domino’s Pizza Enterprises, Ltd.	62,652
8,535	Downer EDI, Ltd.	33,257
4,688	Eagers Automotive, Ltd.†	49,780

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Australia (Continued)
2,597	Elders, Ltd.	$24,519
7,109	Estia Health, Ltd.†, *	11,609
1,597	EVENT Hospitality and Entertainment, Ltd.†, *	13,925
13,141	Evolution Mining, Ltd.	40,723
1,312	Flight Centre Travel Group, Ltd.*,†	17,928
12,282	Fortescue Metals Group, Ltd.	186,483
20,944	G8 Education, Ltd.*,†	16,465
9,874	Genworth Mortgage Insurance Australia, Ltd.*	19,199
3,873	GrainCorp, Ltd., Class A	15,444
9,317	GWA Group, Ltd.	20,239
7,543	Harvey Norman Holdings, Ltd.†	32,829
15,902	Healius, Ltd.	49,280
10,246	Humm Group, Ltd.*	7,471
9,401	IGO, Ltd.	44,843
4,268	Iluka Resources, Ltd.	23,373
21,765	Incitec Pivot, Ltd.*	48,107
5,200	Inghams Group, Ltd.†	13,192
10,589	Insurance Australia Group Ltd.	37,641
1,626	InvoCare, Ltd.†	13,845
15,570	IOOF Holdings, Ltd.†	41,628
2,813	IPH, Ltd.	14,144
3,090	IRESS, Ltd.	21,546
1,653	James Hardie Industries Plc	50,021
2,408	JB Hi-Fi, Ltd.†	94,705
5,029	LendLease Crop., Ltd.	49,352
10,428	Link Administration Holdings, Ltd.	40,633
2,446	Macquarie Group, Ltd.	283,937
1,204	Magellan Financial Group, Ltd.	41,308
22,423	Mayne Pharma Group, Ltd.*, †	5,961
1,182	McMillan Shakespeare, Ltd.	9,777
23,997	Medibank Pvt, Ltd.	51,035
13,978	Metcash, Ltd.†	39,071
1,851	Mineral Resources, Ltd.	53,453
1,365	Monadelphous Group, Ltd.	10,783
21,227	National Australia Bank, Ltd.	419,197
10,216	New Hope Corp., Ltd.†	11,019
2,024	Newcrest Mining, Ltd.	37,542
2,652	NEXTDC, Ltd.*	20,989
5,984	Nib Holdings, Ltd.	23,771
33,934	Nine Entertainment Co. Holdings, Ltd.	71,396
13,163	Northern Star Resources, Ltd.	94,781
12,393	NRW Holdings, Ltd.†	18,497
6,389	Nufarm, Ltd.*	25,768
11,874	Oil Search, Ltd.	36,977
11,530	oOh!media, Ltd.*	15,238
1,802	Orica, Ltd.	19,093
10,538	Origin Energy, Ltd.	37,539
7,294	Orora, Ltd.	16,842
6,797	OZ Minerals, Ltd.	117,915
3,547	Pendal Group, Ltd.	17,512
12,923	Perenti Global, Ltd.	9,963
1,594	Perpetual, Ltd.	39,942
43,898	Perseus Mining, Ltd.*	35,677
2,030	Premier Investments, Ltd.†	40,135

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Australia (Continued)
1,044	Pro Medicus, Ltd.†	$32,773
13,316	Qantas Airways, Ltd.*	51,481
8,115	QBE Insurance Group, Ltd.	59,295
10,482	Qube Holdings, Ltd.	23,805
17,985	Ramelius Resources, Ltd.	20,149
1,186	Ramsay Health Care, Ltd.	60,355
185	REA Group, Ltd.	19,917
6,881	Regis Resources, Ltd.	15,157
6,796	Reliance Worldwide Corp., Ltd.	23,177
26,531	Resolute Mining, Ltd.*	8,867
2,618	Rio Tinto, Ltd.	220,227
4,596	Sandfire Resources, Ltd.	18,641
14,507	Santos, Ltd.	78,233
2,007	SEEK, Ltd.*	43,461
3,220	Select Harvests, Ltd.†	15,286
5,998	Senex Energy, Ltd.†	13,212
1,111	Seven Group Holdings, Ltd.†	19,029
62,916	Seven West Media, Ltd.*	22,460
4,361	Sims, Ltd.†	49,156
2,121	Sonic Healthcare, Ltd.	56,530
21,815	South32, Ltd.	46,561
3,457	Southern Cross Media Group, Ltd.*	5,435
13,215	Spark Infrastructure Group	21,781
9,141	SpeedCast International, Ltd.*, †, §	—
9,385	St. Barbara, Ltd.	14,007
13,525	Star Entertainment Grp, Ltd. (The)*	38,934
4,593	Steadfast Group, Ltd.	13,292
7,077	Suncorp Group, Ltd.	53,216
4,830	Super Retail Group, Ltd.†	43,180
9,346	Sydney Airport*	43,941
14,863	Tabcorp Holdings, Ltd.	52,833
6,444	Tassal Group, Ltd.†	16,348
4,562	Technology One, Ltd.†	32,364
32,411	Telstra Corp., Ltd.	83,700
2,964	TPG Telecom, Ltd.	14,251
10,879	Transurban Group	110,065
4,162	Treasury Wine Estates, Ltd.	32,719
4,434	United Malt Grp, Ltd.	13,707
12,616	Vocus Group, Ltd.*	52,225
3,525	Webjet, Ltd.†, *	14,940
5,107	Wesfarmers, Ltd.	204,308
7,396	Western Areas, Ltd.†	11,516
22,518	Westpac Banking Corp.	417,498
19,506	Whitehaven Coal, Ltd.*	26,150
6,285	Woodside Petroleum, Ltd.	114,571
8,249	Woolworths Group, Ltd.	256,072
4,639	Worley, Ltd.	36,962
443	Xero, Ltd.*	42,575
		9,299,206
	Austria—0.3%
984	ANDRITZ AG†	44,242
1,218	AT&S Austria Technologie & Systemtechnik AG	43,708
658	CA Immobilien Anlagen AG	27,856

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Austria (Continued)
133	DO & Co. AG†, *	$10,731
2,245	Erste Group Bank AG*	76,138
614	EVN AG	13,220
1,377	FACC AG*,†	14,662
1,233	IMMOFINANZ AG*,†	25,174
332	Lenzing AG*	42,593
1,311	OMV AG	66,508
3,082	Raiffeisen Bank International AG*	67,695
1,417	S IMMO AG	35,644
127	Schoeller-Bleckmann Oilfield Equipment AG	5,697
1,874	Telekom Austria AG	14,768
4,149	UNIQA Insurance Group AG	31,139
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,910
1,881	voestalpine AG	77,933
		620,618
	Belgium—0.7%
366	Ackermans & van Haaren NV	58,201
2,424	Ageas SA/NV	146,566
5,568	AGFA-Gevaert NV*	25,857
5,947	Anheuser-Busch InBev SA/NV	374,855
127	Argenx SE*, †	34,910
840	Barco NV	19,711
1,086	Bekaert SA	45,440
991	bpost SA*	9,471
105	Cie d’Entreprises CFE*	10,553
333	D’ieteren SA/NV	32,607
196	Elia Group SA/NV†	21,583
609	Etablissements Franz Colruyt NV	36,323
1,410	Euronav NV	12,906
2,756	Euronav SA*, †	25,217
548	EVS Broadcast Equipment SA*	11,567
1,400	Fagron	31,079
401	Gimv NV	23,983
1,847	KBC Group NV*	134,291
9	Lotus Bakeries NV	47,600
216	Melexis NV	22,861
2,034	Ontex Group NV*, †	21,420
1,080	Orange Belgium SA	29,003
1,637	Proximus SADP	35,630
214	Sipef NV*	11,531
547	Solvay SA†	68,124
449	Telenet Group Holding NV	18,208
688	Tessenderlo Group SA*	30,215
852	UCB SA	81,050
1,277	Umicore SA	67,734
		1,488,496
	Canada—7.2%
1,800	Absolute Software Corp.	24,994
6,700	Advantage Oil & Gas, Ltd.*, †	12,635
1,679	Aecon Group, Inc.†	25,959
607	Ag Growth International, Inc.†	21,436
1,649	Agnico Eagle Mines, Ltd.	95,329

 The accompanying notes are an integral part of these Schedules of Investments.

i

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Canada (Continued)
5,042	Aimia, Inc.*	$20,743
1,100	Air Canada*	22,889
7,282	Alamos Gold, Inc., Class A	56,902
900	Alaris Equity Partners Income	11,387
881	Algonquin Power & Utilities Corp.	13,958
5,308	Alimentation Couche-Tard, Inc., Class B	171,147
1,600	AltaGas, Ltd.	26,660
1,185	Altus Group, Ltd.†	56,992
7,137	ARC Resources, Ltd.†	43,843
989	Aritzia, Inc.*	22,980
700	Atco, Ltd., Class I	23,239
84	Aurora Cannabis, Inc.*, †	781
16,677	B2Gold Corp.	71,793
850	Badger Daylighting, Ltd.†	28,996
5,455	Bank of Montreal	486,249
8,200	Bank of Nova Scotia (The)	512,998
3,661	Barrick Gold Corp.	72,571
3,183	Bausch Health Cos., Inc.*	100,984
1,208	BCE, Inc.	54,532
9,500	Birchcliff Energy, Ltd.†	19,730
4,601	BlackBerry, Ltd.*, †	38,589
862	Boralex, Inc., Class A	27,108
2,216	Brookfield Asset Management, Inc., Class A	98,581
785	BRP, Inc.	68,068
2,078	CAE, Inc.*	59,213
4,802	Cameco Corp.	79,632
1,985	Canaccord Genuity Group, Inc.	18,165
400	Canada Goose Holdings, Inc.*, †	15,701
3,035	Canadian Imperial Bank of Commerce†	297,173
4,408	Canadian National Railway Co.	511,548
14,634	Canadian Natural Resources, Ltd.	452,400
863	Canadian Pacific Railway, Ltd.	329,625
532	Canadian Tire Corp., Ltd., Class A†	75,493
500	Canadian Utilities, Ltd., Class A†	13,424
1,880	Canadian Western Bank	47,856
1,876	Canfor Corp.*	38,858
700	Canopy Growth Corp.*, †	22,421
2,194	Capital Power Corp.†	63,549
6,100	Cardinal Energy, Ltd.*	12,717
6,100	Cascades, Inc.	76,353
1,637	CCL Industries, Inc., Class B	90,558
6,166	Celestica, Inc.*	51,518
6,617	Cenovus Energy, Inc.	49,705
5,235	Centerra Gold, Inc.	46,322
9,000	CES Energy Solutions Corp.*	11,530
1,621	CGI, Inc.*	135,025
2,739	CI Financial Corp.	39,558
1,372	Cineplex, Inc.*, †	13,003
190	Cogeco Communications, Inc.	17,840
300	Cogeco, Inc.	23,144
825	Colliers International Group, Inc.†	81,062

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)  (Continued)

March 31, 2021

Shares		Value (Note 1)
	Canada (Continued)
122	Constellation Software, Inc.	$170,379
5,812	Corus Entertainment, Inc., Class B	26,454
3,354	Crescent Point Energy Corp.	13,985
3,330	CRH Medical Corp.*	13,169
1,600	Dollarama, Inc.	70,687
1,821	Dorel Industries, Inc., Class B*	18,388
1,100	DREAM Unlimited Corp., Class A	19,791
6,100	Dundee Precious Metals, Inc.	37,230
4,100	ECN Capital Corp.	25,545
3,501	Eldorado Gold Corp.*	37,832
9,925	Element Fleet Management Corp.†	108,593
663	Emera, Inc.	29,507
8,407	Enbridge, Inc.	306,162
3,515	Endeavour Mining Corp.	70,848
2,494	Enerflex, Ltd.	16,095
7,134	Enerplus Corp.†	35,820
882	Enghouse Systems, Ltd.	40,910
7,100	Ensign Energy Services, Inc.*	6,328
700	ERO Copper Corp.*	12,048
4,400	Extendicare, Inc.†	26,959
281	Fairfax Financial Holdings, Ltd.	122,657
2,600	Fiera Capital Corp.†	20,627
2,098	Finning International, Inc.	53,356
3,380	First Quantum Minerals, Ltd.	64,416
547	FirstService Corp.†	81,195
2,982	Fortis, Inc.	129,393
10,041	Fortuna Silver Mines, Inc.*	65,118
206	Franco-Nevada Corp.	25,816
3,500	Freehold Royalties, Ltd.†	20,192
1,045	George Weston, Ltd.	92,534
1,500	Gibson Energy, Inc.†	26,582
571	Gildan Activewear, Inc.*	17,475
5,700	Gran Tierra Energy, Inc.*	3,991
806	Great-West Lifeco, Inc.	21,447
1,700	Home Capital Group, Inc.*, †	41,705
7,321	Hudbay Minerals, Inc.†	50,100
2,998	Hydro One, Ltd.#	69,827
1,537	iA Financial Corp., Inc.	83,571
3,400	IAMGOLD Corp.*, †	10,119
511	IGM Financial, Inc.†	15,574
800	Imperial Oil, Ltd.†	19,378
1,017	Innergex Renewable Energy, Inc.†	17,779
573	Intact Financial Corp.	70,217
3,165	Inter Pipeline, Ltd.	45,257
2,045	Interfor Corp.*	46,052
2,087	Intertape Polymer Group, Inc.†	46,500
1,600	Invesque, Inc.†, *	4,560
11,780	Ivanhoe Mines, Ltd., Class A*, †	60,648
700	Jamieson Wellness, Inc.#	20,481
500	K-Bro Linen, Inc.	16,683
7,152	Kelt Exploration, Ltd.*, †	15,138
2,848	Keyera Corp.†	59,195
17,698	Kinross Gold Corp.	117,874

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Canada (Continued)
4,203	Kirkland Lake Gold, Ltd.†	$141,939
3,700	Knight Therapeutics, Inc.*	15,987
800	Laurentian Bank of Canada†	25,483
889	Linamar Corp.	52,412
1,322	Loblaw Cos., Ltd.	73,848
8,900	Lucara Diamond Corp.*	5,099
13,050	Lundin Mining Corp.	134,270
5,972	Magna International, Inc.	525,966
4,800	Major Drilling Group International, Inc.*	25,782
8,715	Manulife Financial Corp.	187,442
1,530	Maple Leaf Foods, Inc.†	34,881
1,800	Martinrea International, Inc.	17,575
1,895	Medical Facilities Corp.†	10,978
4,700	MEG Energy Corp.*	24,384
1,000	Methanex Corp.†	36,898
1,382	Metro, Inc.	63,046
562	Morneau Shepell, Inc.	14,807
470	MTY Food Group, Inc.*	21,561
2,700	Mullen Group, Ltd.†	26,169
4,527	National Bank of Canada	307,528
14,800	New Gold, Inc.*	22,847
1,740	NFI Group, Inc.†	38,740
1,126	North West Co., Inc. (The)†	32,713
2,067	Northland Power, Inc.†	74,920
3,236	Nutrien, Ltd.	174,375
11,800	OceanaGold Corp.*	17,559
793	Onex Corp.	49,320
2,715	Open Text Corp.	129,452
3,319	Osisko Gold Royalties, Ltd.†	36,552
3,696	Pan American Silver Corp.†	110,877
4,549	Parex Resources, Inc.*, †	81,120
700	Park Lawn Corp.	18,337
1,907	Parkland Corp.	57,300
1,760	Pason Systems, Inc.	12,436
3,284	Pembina Pipeline Corp.†	94,772
4,630	Peyto Exploration & Development Corp.†	19,637
900	PrairieSky Royalty, Ltd.†	9,704
580	Precision Drilling Corp.*, †	12,530
300	Premium Brands Holdings Corp.	28,584
2,837	Primo Water Corp.	46,211
1,764	Quebecor, Inc., Class B	47,360
1,200	Real Matters, Inc.*, †	13,655
700	Recipe Unlimited Corp.*	11,324
1,500	Restaurant Brands International, Inc.	97,553
1,345	Richelieu Hardware, Ltd.†	44,202
1,489	Ritchie Bros Auctioneers, Inc.	87,181
2,704	Rogers Communications, Inc., Class B	124,689
5,300	Rogers Sugar, Inc.†	23,111
12,100	Royal Bank of Canada	1,115,642
1,740	Russel Metals, Inc.	34,601
787	Sagen MI Canada, Inc.	27,210

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Canada (Continued)
1,204	Saputo, Inc.	$36,205
4,547	Secure Energy Services, Inc.†	13,134
10,397	Seven Generations Energy, Ltd., Class A*	70,323
4,613	Shaw Communications, Inc., Class B	119,959
1,968	ShawCor, Ltd.*	8,315
174	Shopify, Inc., Class A*	192,185
1,794	Sienna Senior Living, Inc.†	20,442
1,359	Sleep Country Canada Holdings, Inc.#	34,345
1,519	SNC-Lavalin Group, Inc.†	32,515
4,381	SSR Mining, Inc.	62,645
1,600	Stantec, Inc.†	68,497
400	Stella-Jones, Inc.	16,227
1,599	Sun Life Financial, Inc.	80,817
14,810	Suncor Energy, Inc.	309,588
3,579	Superior Plus Corp.†	40,498
7,700	Tamarack Valley Energy, Ltd.*	14,521
546	TC Energy Corp.†	25,030
1,839	TC Energy Corp.	84,134
8,602	Teck Resources, Ltd., Class B	164,757
1,944	TFI International, Inc.	145,719
287	Thomson Reuters Corp.	25,142
3,200	Timbercreek Financial Corp.	22,484
801	TMX Group, Ltd.	83,236
226	Topicus.com, Inc.*	14,844
2,171	Torex Gold Resources, Inc.*	27,416
1,339	Toromont Industries, Ltd.	102,489
11,275	Toronto-Dominion Bank (The)	735,338
5,111	Tourmaline Oil Corp.	97,283
7,036	TransAlta Corp.	66,626
2,812	TransAlta Renewables, Inc.†	46,028
3,800	Transcontinental, Inc., Class A†	66,886
12,242	Trican Well Service, Ltd.*	20,165
3,001	Tricon Residential ,Inc.†	30,710
1,570	Turquoise Hill Resources, Ltd.*, †	25,286
1,000	Uni-Select, Inc.*	7,217
2,344	Vermilion Energy, Inc.*,†	17,029
1,800	Wajax Corp.†	28,432
872	Waste Connections, Inc.	94,174
2,070	West Fraser Timber Co., Ltd.†	148,921
12,500	Western Forest Products, Inc.	18,003
1,519	Wheaton Precious Metals Corp.	58,019
18,463	Whitecap Resources, Inc.†	81,098
400	Winpak, Ltd.	14,345
752	WSP Global, Inc.	71,544
19,921	Yamana Gold, Inc.	86,551
		15,517,344
	Denmark—1.6%
126	ALK-Abello A/S*	47,871
2,469	Alm Brand A/S	28,959
455	Ambu A/S, Class B	21,368

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Denmark (Continued)
20	AP Moller - Maersk A/S, Class A	$43,542
23	AP Moller - Maersk A/S, Class B	53,428
2,721	Bang & Olufsen A/S*	12,963
712	Carlsberg A/S, Class B	109,394
555	Chr Hansen Holding A/S*	50,432
568	Coloplast A/S, Class B	85,407
805	D/S Norden A/S	18,655
3,111	Danske Bank A/S	58,216
816	Demant A/S*, †	34,566
778	Dfds A/S*	39,837
68	Drilling Co. of 1972 A/S (The)*	2,699
1,168	DSV PANALPINA A/S	229,153
1,244	FLSmidth & Co. A/S†	47,675
330	Genmab A/S*	108,574
1,611	GN Store Nord A/S	126,833
771	H Lundbeck A/S	26,339
818	H+H International A/S, Class B*	21,071
3,142	ISS A/S*	58,573
958	Jyske Bank A/S, Registered*	45,701
1,970	Matas A/S*	25,808
266	Nilfisk Holding A/S*	8,110
362	NNIT A/S#	6,072
12,082	Novo Nordisk A/S, Class B	818,546
2,254	Novozymes A/S, Class B	144,374
831	Orsted A/S#	134,215
1,611	Pandora A/S	172,599
376	Per Aarsleff Holding A/S	16,331
680	Ringkjoebing Landbobank A/S	66,464
44	Rockwool International A/S, Class A†	16,474
131	Rockwool International A/S, Class B	55,223
1,104	Royal Unibrew A/S	115,460
1,644	Scandinavian Tobacco Group A/S, Class A#	31,541
336	Schouw & Co. A/S	35,172
638	SimCorp A/S	79,005
1,256	Spar Nord Bank A/S*	13,405
1,818	Sydbank A/S	48,981
676	Topdanmark A/S	30,927
1,813	Tryg A/S†	42,758
1,231	Vestas Wind Systems A/S	252,672
615	Zealand Pharma A/S*	19,449
		3,404,842
	Finland—1.0%
1,140	Cargotec Oyj, Class B†	61,630
1,769	Elisa OyJ	106,090
25,135	Finnair Oyj†, *	20,913
3,720	Fortum Oyj	99,289
971	Huhtamaki Oyj	43,908
1,799	Kemira Oyj	27,616
1,396	Kesko Oyj, Class A	39,045
2,664	Kesko Oyj, Class B	81,476
578	Kojamo Oyj	11,306
1,938	Kone Oyj, Class B	158,316
1,119	Konecranes Oyj	49,866

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Finland (Continued)
3,137	Metsa Board Oyj	$34,176
9,643	Metso Outotec Oyj	107,486
1,568	Neles Oyj	19,914
2,298	Nestle Oyj	121,970
14,612	Nokia Oyj*	58,338
1,922	Nokian Renkaat Oyj†	69,601
12,077	Nordea Bank Abp	119,122
281	Olvi Oyj, Class A	16,048
7,100	Oriola Oyj, Class B†	17,069
727	Orion Oyj, Class A†	31,246
1,558	Orion Oyj, Class B†	62,431
10,116	Outokumpu Oyj*	58,603
7,476	Raisio Oyj , Class V	34,323
873	Revenio Group Oyj	51,803
2,447	Sampo Oyj, Class A	110,393
5,910	Stora Enso Oyj, Class R†	110,232
1,519	Terveystalo Oyj#	21,091
760	TietoEVRY Oyj	23,547
1,160	Tikkurila Oyj*	46,047
1,633	Tokmanni Group Corp.	38,300
4,345	UPM-Kymmene Oyj	156,072
775	Uponor Oyj	17,195
559	Vaisala Oyj, Class A	20,879
1,446	Valmet Oyj	52,584
5,634	Wartsila Oyj Abp	59,027
6,293	YIT Oyj†	33,460
		2,190,412

	France—5.7%
1,053	Accor SA*	39,713
162	Aeroports de Paris*	19,359
2,493	Air Liquide SA	407,249
3,566	Airbus SE*	403,716
370	Akka Technologies†, *	9,654
947	Albioma SA	46,421
966	Alstom SA*	48,168
476	Alten SA*	55,876
272	Amundi SA*, #	21,754
1,401	Arkema SA	169,799
820	Atos SE*	63,967
368	Aubay	18,600
10,652	AXA SA	285,870
1,320	Beneteau SA*	18,514
234	BioMerieux	29,774
4,935	BNP Paribas SA*	300,244
5,145	Bollore SA	24,846
3,865	Bouygues SA	154,966
3,079	Bureau Veritas SA*	87,633
1,394	Capgemini SE	237,201
6,094	Carrefour SA	110,377
20,011	CGG SA*	24,065
5,818	Cie de Saint-Gobain*	343,322
1,377	Cie Generale des Etablissements Michelin SCA	206,130
585	Cie Plastic Omnium SA	21,432

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)  (Continued)

March 31, 2021

Shares		Value (Note 1)
	France (Continued)
961	CNP Assurances*	$18,268
2,606	Coface SA*	28,849
4,116	Credit Agricole SA*	59,587
4,080	Danone SA	279,900
15	Dassault Aviation SA*	16,693
252	Dassault Systemes SE	53,903
5,436	Derichebourg SA*	44,464
3,010	Edenred	157,218
1,777	Eiffage SA*	177,881
6,771	Electricite de France SA*	90,838
1,532	Elior Group SA#, *	11,372
4,742	Elis SA*	77,408
11,071	Engie SA*	157,159
601	Eramet SA*	42,668
970	EssilorLuxottica SA	157,944
1,550	Eurofins Scientific SE*	148,159
739	Euronext NV#	74,443
3,328	Europcar Mobility Group*, #, †	1,072
4,666	Eutelsat Communications SA	56,797
1,567	Faurecia SE*	83,483
178	Fnac Darty SA*	10,928
180	Gaztransport Et Technigaz SA	14,354
173	Hermes International	191,516
77	ID Logistics Group*	20,588
190	Iliad SA	36,118
743	Imerys SA	36,177
308	Ipsen SA	26,421
1,041	IPSOS	39,309
530	Jacquet Metals SA	12,319
614	JCDecaux SA*	15,481
685	Kaufman & Broad SA	29,602
428	Kering SA	295,427
1,526	Korian SA*	53,006
793	L’Oreal SA	303,908
1,721	Lagardere SCA*	45,248
1,064	Lectra	35,187
2,297	Legrand SA	213,664
1,624	LVMH Moet Hennessy Louis Vuitton SE	1,081,926
971	Maisons du Monde SA*, #	21,498
444	Mersen SA*	15,464
1,630	Natixis SA*	7,803
812	Nexans SA*	71,893
1,827	Nexity SA	90,157
31,311	Orange SA	385,727
525	Orpea SA*	60,828
722	Pernod-Ricard SA	135,513
3,391	Publicis Groupe SA	206,944
993	Quadient SA	23,872
101	Remy Cointreau SA	18,655
2,261	Renault SA*	97,919
5,791	Rexel SA*	114,770
931	Rothschild & Co.*	33,627
641	Rubis SCA	30,369
1,755	Safran SA*	238,841

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	France (Continued)
2,623	Sanofi	$259,152
174	Sartorius Stedim Biotech	71,662
1,900	Schneider Electric SE	290,214
2,540	SCOR SE*	86,679
432	SEB SA	76,194
6,297	SES SA	50,023
411	Societe BIC SA	24,060
4,495	Societe Generale SA*	117,629
716	Sodexo SA*	68,667
206	SOITEC*	42,107
344	Sopra Steria Group*	57,486
1,621	SPIE SA*	38,817
3,434	STMicroelectronics NV	130,839
3,853	Suez SA	81,602
889	Technicolor SA, Registered*	2,930
606	Teleperformance	220,872
2,268	Television Francaise 1*, †	20,666
943	Thales SA	93,688
16,933	TOTAL SE†	789,825
198	Trigano SA	37,012
956	Ubisoft Entertainment SA*	72,737
2,796	Valeo SA	94,989
3,814	Veolia Environnement SA	97,773
574	Verallia SA#	20,699
436	Vicat SA	21,168
3,938	Vinci SA	403,437
95	Virbac SA*	24,454
2,749	Vivendi SE	90,265
1,604	Worldline SA*, #	134,379
		12,421,840
	Germany—5.2%
696	1&1 Drillisch AG	19,564
1,887	Aareal Bank AG*	53,552
1,127	adidas AG*	351,819
295	ADLER Group SA*, #	8,081
1,932	ADVA Optical Networking SE*	22,928
1,882	Allianz SE, Registered	479,034
12,733	Aroundtown SA	90,637
408	Aurubis AG	33,799
4,459	BASF SE	370,427
333	Bauer AG*	4,592
5,917	Bayer AG, Registered	374,421
4,607	Bayerische Motoren Werke AG	477,971
474	BayWa AG	20,900
261	Bechtle AG	48,941
592	Befesa SA#	39,641
435	Beiersdorf AG	45,962
1,136	Bilfinger SE	41,538
1,357	Borussia Dortmund GmbH & Co. KGaA*	8,633
1,982	Brenntag SE	169,208
603	CANCOM SE	34,749
226	Carl Zeiss Meditec AG	34,056
3,791	CECONOMY AG*	21,935

 The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Germany (Continued)
159	Cewe Stiftung & Co. KGAA	$22,450
6,421	Commerzbank AG*	39,366
270	CompuGroup Medical SE & Co. KgaA	22,813
967	Continental AG*	127,802
612	Corestate Capital Holding SA*, †	10,155
1,919	Covestro AG#	129,039
1,019	CTS Eventim AG & Co. KGaA*	59,080
9,159	Daimler AG, Registered	816,405
167	Delivery Hero SE#, *	21,640
11,171	Deutsche Bank AG, Registered*	133,465
584	Deutsche Beteiligungs AG	26,367
1,312	Deutsche Boerse AG	218,017
696	Deutsche EuroShop AG*	14,496
4,674	Deutsche Lufthansa AG, Registered*	61,965
3,746	Deutsche Pfandbriefbank AG*, #	43,578
7,000	Deutsche Post AG, Registered	383,520
32,806	Deutsche Telekom AG, Registered	660,557
1,745	Deutsche Wohnen SE	81,404
3,473	Deutz AG*	25,944
821	Dialog Semiconductor Plc*	61,830
1,375	Duerr AG	57,242
28,452	E.ON SE	331,121
1,192	Eckert & Ziegler Strahlen- und Medizintechnik AG	95,124
168	Elmos Semiconductor SE	7,053
1,524	Evonik Industries AG	53,902
334	Fielmann AG*	26,654
118	flatexDEGIRO AG*	10,932
479	Fraport AG Frankfurt Airport Services Worldwide*	29,125
2,143	Freenet AG	51,292
2,283	Fresenius Medical Care AG & Co. KGaA	167,919
2,816	Fresenius SE & Co. KGaA	125,422
199	FUCHS PETROLUB SE	8,004
2,497	GEA Group AG	102,342
425	Gerresheimer AG	42,214
287	Gesco AG	8,010
1,489	Grand City Properties SA	37,298
336	Hannover Rueck SE	61,389
243	Hapag-Lloyd AG#	37,730
871	HeidelbergCement AG	79,119
6,593	Heidelberger Druckmaschinen AG*	8,876
524	Hella GmbH & Co. KGaA*	29,385
643	HelloFresh SE*	47,957
674	Henkel AG & Co. KGaA	66,749
160	HOCHTIEF AG	14,316
461	Hornbach Holding AG & Co. KGaA	44,979
1,048	HUGO BOSS AG	41,134
38	Hypoport SE*	20,142
721	Indus Holding AG	29,931
10,553	Infineon Technologies AG	447,436
788	Jenoptik AG	23,657
6,571	K+S AG, Registered	65,284
642	KION Group AG	63,392
2,961	Kloeckner & Co. SE*	37,293
165	Knorr-Bremse AG	20,592

 The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Germany (Continued)
434	Koenig & Bauer AG*	$12,938
500	Krones AG	40,575
730	LANXESS AG	53,813
698	LEG Immobilien AG	91,808
685	Merck KGaA	117,121
4,159	METRO AG	43,944
373	MTU Aero Engines AG	87,790
675	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	207,867
772	Nemetschek SE	49,250
33	New Work SE	8,572
1,039	Norma Group SE	49,347
390	OHB SE*	16,167
471	PATRIZIA AG	11,931
1,490	ProSiebenSat.1 Media SE*	30,465
656	Puma SE*	64,267
1,192	QIAGEN NV*	57,690
51	Rational AG	39,623
824	Rheinmetall AG	83,489
641	RTL Group SA*	37,555
3,858	RWE AG	151,201
959	S&T AG*	23,842
1,686	SAF-Holland SE*	24,517
523	Salzgitter AG*	16,339
2,279	SAP SE	279,071
963	Scout24 AG#	73,066
2,133	Siemens AG, Registered	350,192
1,066	Siemens Energy AG*	38,266
524	Siemens Healthineers AG#	28,390
279	Siltronic AG*	44,988
185	Sixt SE*	24,429
435	Software AG	18,334
638	Stabilus SA	44,891
286	STRATEC SE	38,637
324	Stroeer SE & Co. KGaA	26,407
1,626	Suedzucker AG	27,553
731	Symrise AG	88,639
1,795	TAG Immobilien AG	51,236
1,202	Takkt AG*	18,184
315	Talanx AG*	13,358
685	TeamViewer AG#, *	29,264
420	Technotrans SE*	12,584
5,253	Telefonica Deutschland Holding AG	15,400
2,041	thyssenkrupp AG*	27,250
1,060	Uniper SE	38,386
2,405	United Internet AG, Registered	96,456
542	Volkswagen AG	196,529
3,634	Vonovia SE	237,371
257	Vossloh AG*	12,809
236	Wacker Chemie AG	33,584
904	Wacker Neuson SE*	21,626
209	Washtec AG*	12,010
284	Zalando SE*, #	27,856

 The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Germany (Continued)
117	Zeal Network SE	$6,023
		11,258,196
	Hong Kong—1.8%
60,200	AIA Group, Ltd.	730,227
2,500	ASM Pacific Technology, Ltd.	31,853
9,400	Bank of East Asia, Ltd. (The)	20,023
2,700	BOC Aviation, Ltd.#	26,152
18,000	BOC Hong Kong Holdings, Ltd.	62,863
10,000	Cafe de Coral Holdings, Ltd.	21,662
26,181	Cathay Pacific Airways, Ltd.*	24,416
15,000	Chow Sang Sang Holdings International, Ltd.	23,192
56,000	CITIC Telecom International Holdings, Ltd.	19,809
12,000	CK Asset Holdings, Ltd.	72,857
22,500	CK Hutchison Holdings, Ltd.	179,297
2,000	CK Infrastructure Holdings, Ltd.	11,886
8,500	CLP Holdings, Ltd.	82,550
6,000	Dah Sing Banking Group, Ltd.	6,792
4,800	Dah Sing Financial Holdings, Ltd.	15,806
52,500	Esprit Holdings, Ltd.*	5,200
55,258	Far East Consortium International, Ltd.	20,897
111,000	FIH Mobile, Ltd.*	15,706
58,000	First Pacific Co., Ltd.	19,099
4,000	Galaxy Entertainment Group, Ltd.*	36,017
40,000	Giordano International, Ltd.	7,975
7,000	Great Eagle Holdings, Ltd.	24,267
142,000	Guotai Junan International Holdings, Ltd.	26,120
108,000	Haitong International Securities Group, Ltd.	34,453
4,000	Hang Lung Group, Ltd.	10,126
6,000	Hang Lung Properties, Ltd.	15,590
8,300	Hang Seng Bank, Ltd.	160,681
5,500	Henderson Land Development Co., Ltd.	24,691
7,500	HKBN, Ltd.	10,921
19,200	HKR International, Ltd.	7,977
56,000	HKT Trust & HKT, Ltd.	79,814
41,055	Hong Kong & China Gas Co., Ltd.	64,956
7,706	Hong Kong Exchanges & Clearing, Ltd.	453,393
14,179	Hongkong & Shanghai Hotels, Ltd. (The)*	14,099
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	9,519
9,000	Hysan Development Co., Ltd.	35,194
41,000	IGG, Inc.	52,845
5,500	Johnson Electric Holdings, Ltd.	14,786
7,000	Kerry Logistics Network, Ltd.	20,980
6,000	Kerry Properties, Ltd.	19,333
5,750	L’Occitane International SA	16,013
38,400	Landing International Development, Ltd.*	1,531
15,500	Lifestyle International Holdings, Ltd.*	13,498
6,000	Luk Fook Holdings International, Ltd.	16,516
51,600	Man Wah Holdings, Ltd.	106,995
480,000	Mason Group Holdings, Ltd.*	2,470
11,000	Melco International Development, Ltd.*	22,413
4,185	MTR Corp., Ltd.	23,713
10,000	NagaCorp, Ltd.	11,808
12,000	New World Development Co., Ltd.	62,052

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Hong Kong (Continued)
44,000	NewOcean Energy Holdings, Ltd.*	$3,509
17,000	NWS Holdings, Ltd.	17,953
181,000	Pacific Basin Shipping, Ltd.	48,893
7,128	Pacific Century Premium Developments, Ltd.*	697
29,000	Pacific Textiles Holdings, Ltd.	18,577
59,789	PCCW, Ltd.	33,686
5,500	Power Assets Holdings, Ltd.	32,473
4,800	PRADA SpA*	29,976
63,195	Sa Sa International Holdings, Ltd.*	14,469
6,900	Samsonite International SA*, #	13,313
12,800	Sands China, Ltd.*	63,966
12,000	Shangri-La Asia, Ltd.*	11,994
100,000	Shun Tak Holdings, Ltd.	30,615
138,000	Singamas Container Holdings, Ltd.	10,651
16,352	Sino Land Co., Ltd.	22,759
23,000	SITC International Holdings Co., Ltd.	77,958
25,000	SJM Holdings, Ltd.*	32,673
13,500	SmarTone Telecommunications Holdings, Ltd.	7,867
5,500	Sun Hung Kai Properties, Ltd.	83,341
27,000	SUNeVision Holdings, Ltd.	27,819
4,500	Swire Pacific, Ltd., Class A	33,747
15,000	Swire Pacific, Ltd., Class B	17,713
6,200	Swire Properties, Ltd.	19,180
8,000	Techtronic Industries Co., Ltd.	136,865
12,000	Television Broadcasts, Ltd.*	12,488
30,000	United Laboratories International Holdings, Ltd. (The)	22,151
12,000	Vitasoy International Holdings, Ltd.	46,153
1,300	VTech Holdings, Ltd.	11,706
105,500	WH Group, Ltd.#	85,495
8,000	Wharf Real Estate Investment Co., Ltd.	44,816
9,200	Wynn Macau, Ltd.*	17,893
34,000	Xinyi Glass Holdings, Ltd.	111,087
14,500	Yue Yuen Industrial Holdings, Ltd.*	36,184
		3,969,700
	Ireland—0.5%
5,093	AIB Group Plc†, *	13,391
10,939	Bank of Ireland Group Plc*	54,263
10,801	Cairn Homes Plc*	13,578
3,828	CRH Plc	179,429
6,465	CRH Plc, SP ADR	303,726
563	Flutter Entertainment Plc*	121,020
1,946	Irish Continental Group Plc*	10,098
526	Kerry Group Plc, Class A†	65,817
2,044	Kingspan Group Plc	173,303
4,774	Smurfit Kappa Group Plc	224,835
		1,159,460
	Israel—0.4%
734	Airport City, Ltd.*	10,302
568	Alony Hetz Properties & Investments, Ltd.	7,292
2,317	Amot Investments, Ltd.	12,378
154	Azrieli Group, Ltd.	9,494
6,983	Bank Hapoalim BM*	54,266

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Israel (Continued)
9,084	Bank Leumi Le-Israel BM	$59,779
2,500	Bayside Land Corp., Ltd.	19,922
22,557	Bezeq The Israeli Telecommunication Corp., Ltd.*	24,095
2,356	Cellcom Israel, Ltd.*	8,809
1,006	Clal Insurance Enterprises Holdings, Ltd.*	16,623
66	Danel Adir Yeoshua, Ltd.	10,821
187	Elbit Systems, Ltd.†	26,741
58	Electra, Ltd.	30,188
464	Equital, Ltd.*	11,262
432	First International Bank of Israel, Ltd.*	12,034
375	Fox Wizel, Ltd.	42,726
2,147	Harel Insurance Investments & Financial Services, Ltd.	21,662
7,565	ICL Group, Ltd.	44,284
275	IDI Insurance Co., Ltd.	10,406
464	Isracard, Ltd.	1,592
6,033	Israel Discount Bank, Ltd., Class A	25,066
1,175	Matrix IT, Ltd.	28,125
1,507	Maytronics, Ltd.	27,358
1,106	Menora Mivtachim Holdings, Ltd.	22,927
1,212	Mizrahi Tefahot Bank, Ltd.	31,591
2,005	Naphtha Israel Petroleum Corp., Ltd.*	9,236
156	Nice, Ltd.*	33,691
168	Nice, Ltd., SP ADR*, †	36,619
417	Nova Measuring Instruments, Ltd.*	36,547
21,016	Oil Refineries, Ltd.*	4,878
2,397	Partner Communications Co., Ltd.*	11,594
134	Paz Oil Co., Ltd.	12,297
1,329	Phoenix Holdings, Ltd. (The)*	11,652
6,806	Shikun & Binui, Ltd.*	39,434
700	Strauss Group, Ltd.	18,845
1,314	Summit Real Estate Holdings, Ltd.*	19,318
6,630	Teva Pharmaceutical Industries, Ltd., SP ADR*	76,510
862	Tower Semiconductor, Ltd.*	24,170
		904,534
	Italy—1.9%
23,194	A2A SpA	42,214
548	ACEA SpA	11,979
1,290	Amplifon SpA*	48,016
6,692	Anima Holding SpA#	34,467
7,266	Assicurazioni Generali SpA*	145,365
2,754	Atlantia SpA*	51,512
5,171	Autogrill SpA*, †	42,751
1,709	Azimut Holding SpA	38,951
2,332	Banca Farmafactoring SpA*,#	17,147
623	Banca Generali SpA*	21,932
9,396	Banca Popolare di Sondrio SCPA*	31,469
30,073	Banco BPM SpA*	85,874
26,017	BPER Banca*	57,252
732	Brunello Cucinelli SpA*, †	31,470
1,230	Buzzi Unicem SpA	31,978
3,016	Cairo Communication SpA*, †	5,574
1,300	Carel Industries SpA#	26,465
4,487	Cerved Group SpA*	49,620

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Italy (Continued)
27,159	CIR SpA-Compagnie Industriali*	$15,112
12,944	CNH Industrial NV*	200,293
3,914	Credito Emiliano SpA*	22,858
2,482	Credito Valtellinese SpA*	35,486
253	DiaSorin SpA	40,588
44,294	Enel SpA	441,157
15,027	Eni SpA	184,927
806	ERG SpA	23,951
382	Faurecia SE*	20,298
741	Ferrari NV	154,981
18,781	Fincantieri SpA*, †	15,384
4,947	FinecoBank Banca Fineco SpA*	80,958
725	Gruppo MutuiOnline SpA	38,217
6,924	Hera SpA	26,535
1,991	Infrastrutture Wireless Italiane SpA#	22,181
1,134	Interpump Group SpA	57,157
96,164	Intesa Sanpaolo SpA*	260,559
9,018	Iren SpA	24,916
7,345	Italgas SpA	47,676
2,260	Leonardo SpA	18,298
7,518	Mediobanca Banca di Credito Finanziario SpA*	83,367
1,242	Moncler SpA*, †	71,179
7,618	OVS SpA*, #, †	11,989
1,752	Pirelli & C SpA*, #	10,277
3,814	Poste Italiane SpA#	48,484
1,079	Prysmian SpA	35,063
442	Recordati Industria Chimica e Farmaceutica SpA	23,776
5,199	Saipem SpA†	14,169
10,551	Saras SpA*, †	7,152
14,612	Snam SpA	81,017
5,594	Societa Cattolica di Assicurazioni SC†, *	32,833
39,061	Stellantis NV	690,872
3,313	Tamburi Investment Partners SpA	29,449
2,650	Technogym SpA*, #	30,797
180,478	Telecom Italia SpA	98,612
1,807	Tenaris SA	20,368
9,476	Terna Rete Elettrica Nazionale SpA	71,542
7,682	UniCredit SpA*	81,195
11,000	Unipol Gruppo SpA*	61,351
9,399	UnipolSai Assicurazioni SpA	28,261
		4,037,321
	Japan—15.5%
1,200	77 Bank, Ltd. (The)	16,918
1,500	ADEKA Corp.	29,424
1,500	Advantest Corp.	131,136
4,700	Aeon Co., Ltd.	140,034
1,400	AEON Financial Service Co., Ltd.†	18,776
2,100	Aeon Mall Co., Ltd.	36,509
2,100	AGC, Inc.	87,812
700	Aica Kogyo Co., Ltd.	25,225
2,900	Aida Engineering, Ltd.	26,034

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
8,600	Aiful Corp.*	$24,854
300	Ain Holdings, Inc.	19,345
2,300	Air Water, Inc.	40,298
1,600	Aisin Seiki Co., Ltd.†	60,691
2,900	Ajinomoto Co., Inc.	59,336
1,200	Alconix Corp.	17,925
800	Alfresa Holdings Corp.	15,411
2,600	Alps Alpine Co., Ltd.†	34,283
2,700	Amada Co., Ltd.	30,091
1,000	Amano Corp.	24,276
700	ANA Holdings, Inc.*	16,260
1,500	Anritsu Corp.†	32,730
1,100	AOKI Holdings, Inc.†	6,130
900	Aoyama Trading Co., Ltd.*	6,722
700	Aozora Bank, Ltd.	16,020
500	Arata Corp.	22,149
1,300	Arcland Sakamoto Co., Ltd.	19,959
1,000	Arcs Co., Ltd.	21,594
1,400	Arisawa Manufacturing Co., Ltd.	12,644
1,800	Asahi Diamond Industrial Co., Ltd.	8,632
3,400	Asahi Group Holdings, Ltd.	143,247
2,000	Asahi Holdings, Inc.†	38,257
1,600	Asahi Intecc Co., Ltd.	44,073
15,000	Asahi Kasei Corp.	172,657
700	ASKUL Corp.	26,742
10,900	Astellas Pharma, Inc.	167,548
1,600	Avex, Inc.†	19,753
800	Awa Bank, Ltd. (The)	18,005
1,100	Azbil Corp.†	47,338
1,100	Bandai Namco Holdings, Inc.	78,413
600	Bank of Kyoto, Ltd. (The)	36,902
1,300	Bank of the Ryukyus, Ltd.	9,158
1,300	Bell System24 Holdings, Inc.	22,202
1,300	Belluna Co., Ltd.	15,240
1,000	Benefit One, Inc.	26,543
800	Benesse Holdings, Inc.	16,820
1,500	Bic Camera, Inc.	16,798
7,200	Bridgestone Corp.	290,991
4,000	Broadleaf Co., Ltd.	19,616
1,400	Brother Industries, Ltd.	30,965
3,200	Bunka Shutter Co., Ltd.	30,461
700	Calbee, Inc.†	17,841
900	Canon Electronics, Inc.	13,997
4,600	Canon, Inc.	103,965
2,400	Capcom Co., Ltd.	77,923
1,600	Casio Computer Co., Ltd.†	30,129
900	Central Japan Railway Co.	134,522
800	Change, Inc.*, †	25,685
3,700	Chiba Bank, Ltd. (The)	24,227
3,800	Chubu Electric Power Co., Inc.	48,905
700	Chudenko Corp.	14,926
3,200	Chugai Pharmaceutical Co., Ltd.	129,734
1,700	Chugoku Electric Power Co., Inc. (The)†	20,865
2,300	Chugoku Marine Paints, Ltd.	20,668

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
5,400	Citizen Watch Co., Ltd.	$18,435
800	Coca-Cola Bottlers Japan Holdings, Inc.	13,937
200	cocokara fine, Inc.†	15,371
900	COMSYS Holdings Corp.	27,717
5,100	Concordia Financial Group, Ltd.†	20,681
1,200	Cosmo Energy Holdings Co., Ltd.†	28,579
200	Cosmos Pharmaceutical Corp.	31,194
600	Create SD Holdings Co., Ltd.	19,508
1,900	Credit Saison Co., Ltd.†	22,788
3,600	CyberAgent, Inc.	64,798
1,700	Dai Nippon Printing Co., Ltd.	35,604
3,600	Dai-ichi Life Holdings, Inc.	61,840
2,100	Daicel Corp.†	16,159
3,700	Daido Metal Co., Ltd.	19,649
600	Daido Steel Co., Ltd.	27,690
700	Daifuku Co., Ltd.†	68,530
500	Daihen Corp.	21,969
700	Daiho Corp.	24,498
600	Daiichikosho Co., Ltd.	23,247
1,200	Daikin Industries, Ltd.	241,897
1,400	Daikyonishikawa Corp.†	9,786
1,900	Daio Paper Corp.	32,586
900	Daiseki Co., Ltd.	32,594
400	Daishi Hokuetsu Financial Group, Inc.	9,429
500	Daito Trust Construction Co., Ltd.	57,936
5,300	Daiwa House Industry Co., Ltd.†	155,135
9,500	Daiwa Securities Group, Inc.†	49,085
2,500	Daiwabo Holdings Co., Ltd.	37,977
2,200	DCM Holdings Co., Ltd.	23,008
1,200	DeNA Co., Ltd.†	23,431
1,300	Denka Co., Ltd.	51,894
1,500	Denso Corp.	99,530
1,500	Dentsu Group, Inc.	48,092
2,400	Dexerials Corp.	41,010
1,200	DIC Corp.	31,072
400	Digital Arts, Inc.	35,006
1,800	DMG Mori Co., Ltd.	29,489
1,100	Doutor Nichires Holdings Co., Ltd.	17,087
1,100	Dowa Holdings Co., Ltd.	45,748
600	DTS Corp.	13,688
1,000	Duskin Co., Ltd.	25,152
1,100	Eagle Industry Co., Ltd.	11,842
300	Earth Corp.	18,045
1,900	East Japan Railway Co.	134,514
1,100	Ebara Corp.	44,854
2,100	EDION Corp.†	23,499
1,300	Eisai Co., Ltd.	87,105
600	Elecom Co., Ltd.†	13,309
900	Electric Power Development Co., Ltd.†	15,720
700	en-japan, Inc.	21,590
22,400	ENEOS Holdings, Inc.	101,475
1,000	Exedy Corp.	15,110
500	Ezaki Glico Co., Ltd.	20,072
900	Fancl Corp.	30,359

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
400	Fast Retailing Co., Ltd.	$318,374
1,100	FCC Co., Ltd.	18,458
2,700	Ferrotec Holdings Corp.	53,866
2,100	Financial Products Group Co., Ltd.	13,693
900	Foster Electric Co., Ltd.	10,615
800	FP Corp.†	32,549
1,100	Fudo Tetra Corp.	19,134
1,600	Fuji Corp.	40,966
1,400	Fuji Electric Co., Ltd.	58,289
700	Fuji Oil Holdings, Inc.†	18,669
700	Fuji Seal International, Inc.	15,641
900	FUJIFILM Holdings Corp.	53,411
7,900	Fujikura, Ltd.*	38,742
600	Fujitsu General, Ltd.	16,717
2,000	Fujitsu, Ltd.	289,004
1,000	Fukuoka Financial Group, Inc.	18,957
600	Fukuyama Transporting Co., Ltd.	24,710
900	Furukawa Co., Ltd.	10,859
1,200	Furukawa Electric Co., Ltd.†	32,188
1,200	Furuno Electric Co., Ltd.	11,846
800	Futaba Corp.	7,016
500	Fuyo General Lease Co., Ltd.	34,410
800	Geo Holdings Corp.†	8,583
1,000	Glory, Ltd.	21,495
900	GMO internet, Inc.	25,767
700	Goldcrest Co., Ltd.	10,722
400	Goldwin, Inc.	25,577
3,100	Gree, Inc.	15,650
1,000	GS Yuasa Corp.	27,094
1,100	GungHo Online Entertainment, Inc.	21,717
4,900	Gunma Bank, Ltd. (The)	17,569
600	Gunze, Ltd.	22,515
900	H.U. Group Holdings, Inc.†	30,196
1,700	H2O Retailing Corp.†	14,064
5,000	Hachijuni Bank, Ltd. (The)	18,198
2,400	Hakuhodo DY Holdings, Inc.†	39,991
500	Hamamatsu Photonics KK	29,533
2,200	Hankyu Hanshin Holdings, Inc.	70,436
800	Hanwa Co., Ltd.	24,529
5,200	Haseko Corp.	72,746
3,500	Hazama Ando Corp.	26,837
1,200	Heiwa Corp.†	19,584
600	Heiwa Real Estate Co., Ltd.	18,722
900	Heiwado Co., Ltd.†	18,240
200	Hikari Tsushin, Inc.	40,226
3,100	Hirogin Holdings, Inc.†	18,954
400	Hisamitsu Pharmaceutical Co., Inc.	26,047
1,000	Hitachi Capital Corp.§	30,280
1,900	Hitachi Construction Machinery Co., Ltd.	60,831
2,000	Hitachi Metals, Ltd.*,†	32,910
600	Hitachi Transport System, Ltd.	20,158
6,400	Hitachi Zosen Corp.†	51,732
9,500	Hitachi, Ltd.	429,334
400	Hogy Medical Co., Ltd.	12,192

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,900	Hokkaido Electric Power Co., Inc.†	$13,226
700	Hokkoku Bank, Ltd. (The)	17,847
3,000	Hokuetsu Corp.	14,035
1,800	Hokuhoku Financial Group, Inc.	16,728
2,300	Hokuriku Electric Power Co.	15,725
1,200	Hokuto Corp.	22,618
7,300	Honda Motor Co., Ltd.	218,819
500	Horiba, Ltd.	31,520
3,100	Hosiden Corp.	32,365
600	House Foods Group, Inc.	19,725
2,400	Hoya Corp.	281,888
2,300	Hulic Co., Ltd.	27,108
3,000	Hyakugo Bank, Ltd. (The)†	9,049
1,100	Ibiden Co., Ltd.	50,567
6,700	Ichigo, Inc.	19,787
600	Idec Corp.	9,618
1,200	Idemitsu Kosan Co., Ltd.†	30,931
2,200	IHI Corp.†, *	44,606
1,100	Iida Group Holdings Co., Ltd.	26,585
900	Inabata & Co., Ltd.	13,477
4,200	Infomart Corp.	36,149
10,600	Inpex Corp.	72,374
300	Iriso Electronics Co., Ltd.	13,371
1,900	Isetan Mitsukoshi Holdings, Ltd.†	13,350
1,600	Ishihara Sangyo Kaisha, Ltd.	13,164
1,500	Isuzu Motors, Ltd.	16,107
500	Ito En, Ltd.	30,662
2,900	ITOCHU Corp.†	93,947
700	Itochu Techno-Solutions Corp.	22,538
3,400	Itoham Yonekyu Holdings, Inc.	22,385
700	Iwatani Corp.	43,179
4,100	Iyo Bank, Ltd. (The)	24,587
500	Izumi Co., Ltd.	19,576
2,300	J Trust Co., Ltd.†	4,840
1,600	J. Front Retailing Co., Ltd.	15,187
1,300	Jaccs Co., Ltd.	26,640
700	Jafco Group Co., Ltd.†	41,599
1,400	Japan Airlines Co., Ltd.*	31,231
1,800	Japan Aviation Electronics Industry, Ltd.	29,099
1,100	Japan Elevator Service Holdings Co., Ltd.	23,644
3,600	Japan Exchange Group, Inc.	84,371
1,500	Japan Lifeline Co., Ltd.	18,979
1,100	Japan Petroleum Exploration Co., Ltd.	20,415
4,300	Japan Post Holdings Co., Ltd.	38,318
1,000	Japan Post Insurance Co., Ltd.	20,537
600	Japan Pulp & Paper Co., Ltd.	19,779
3,000	Japan Securities Finance Co., Ltd.†	21,621
1,300	Japan Steel Works, Ltd. (The)	30,843
10,300	Japan Tobacco, Inc.	197,674
1,700	Japan Wool Textile Co., Ltd. (The)†	15,814
400	JCU Corp.	15,064
3,600	JFE Holdings, Inc.*	44,315
1,500	JGC Holding Corp.	18,370
400	JINS Holdings, Inc.	28,431

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
600	Joshin Denki Co., Ltd.	$17,124
700	JSR Corp.	21,115
3,800	JTEKT Corp.	38,781
800	Juroku Bank, Ltd. (The)	15,960
8,900	JVCKenwood Corp.	17,683
2,200	K’s Holdings Corp.	30,221
400	Kadokawa Corp.	15,516
800	Kagome Co., Ltd.	25,396
4,900	Kajima Corp.	69,523
1,100	Kakaku.com, Inc.	30,002
500	Kaken Pharmaceutical Co., Ltd.	19,576
1,000	Kamigumi Co., Ltd.	18,939
1,300	Kanamoto Co., Ltd.	33,825
2,200	Kandenko Co., Ltd.	19,293
600	Kaneka Corp.	24,656
1,700	Kanematsu Corp.	22,815
4,400	Kansai Electric Power Co., Inc. (The)	47,606
1,200	Kansai Paint Co., Ltd.	32,025
3,100	Kao Corp.	204,744
400	Katitas Co., Ltd.	11,163
400	Kato Sangyo Co., Ltd.	12,915
300	KAWADA TECHNOLOGIES, Inc.	12,761
2,100	Kawasaki Heavy Industries, Ltd.*	52,005
1,600	Kawasaki Kisen Kaisha, Ltd.*, †	36,631
16,000	KDDI Corp.	490,585
400	Keihan Holdings Co., Ltd.	16,618
1,500	Keikyu Corp.	22,637
700	Keio Corp.	47,035
200	Keisei Electric Railway Co., Ltd.	6,539
2,500	Keiyo Bank, Ltd. (The)	10,341
900	Kewpie Corp.	20,483
400	Keyence Corp.	181,603
1,100	KH Neochem Co., Ltd.	27,797
400	Kikkoman Corp.	23,807
900	Kintetsu Group Holdings Co., Ltd.*	34,301
1,700	Kintetsu World Express, Inc.	44,110
5,200	Kirin Holdings Co., Ltd.	99,585
800	Kissei Pharmaceutical Co., Ltd.	17,702
1,500	Kito Corp.	24,723
2,600	Kitz Corp.	15,052
1,600	Kiyo Bank, Ltd. (The)	23,944
1,800	Kobe Bussan Co., Ltd.†	48,201
4,400	Kobe Steel, Ltd.*	29,724
900	Kohnan Shoji Co., Ltd.	25,888
1,300	Koito Manufacturing Co., Ltd.	87,117
1,500	Kokuyo Co., Ltd.	23,220
8,600	Komatsu, Ltd.	265,553
1,100	KOMEDA Holdings Co., Ltd.	20,018
1,000	Komeri Co., Ltd.	27,862
1,400	Komori Corp.	9,483
700	Konami Holdings Corp.	41,662
6,900	Konica Minolta, Inc.†	37,390
1,200	Konoike Transport Co., Ltd.	13,103
100	Kose Corp.	14,143

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,200	Kubota Corp.	$72,815
400	Kumagai Gumi Co., Ltd.	10,856
2,700	Kuraray Co., Ltd.	30,798
400	Kureha Corp.	27,600
700	Kurita Water Industries, Ltd.	29,998
1,400	Kyocera Corp.	88,824
1,500	Kyoei Steel, Ltd.	22,488
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	25,394
500	KYORIN Holdings, Inc.†	8,706
1,000	Kyowa Exeo Corp.	26,390
600	Kyudenko Corp.	22,922
2,400	Kyushu Electric Power Co., Inc.	23,669
5,000	Kyushu Financial Group, Inc.†	21,450
1,200	Kyushu Railway Co.	27,896
600	Lasertec Corp.	78,681
400	Lawson, Inc.†	19,616
1,000	Lintec Corp.	22,615
1,100	Lion Corp.	21,449
2,600	LIXIL Corp.	72,206
500	M&A Capital Partners Co., Ltd.*	24,836
2,800	M3, Inc.	191,455
700	Mabuchi Motor Co., Ltd.	30,756
1,300	Macnica Fuji Electronics Holdings, Inc.	25,935
900	Macromill, Inc.	7,787
3,800	Maeda Corp.	32,809
800	Maeda Kosen Co., Ltd.	24,132
400	Maeda Road Construction Co., Ltd.	7,742
600	Makino Milling Machine Co., Ltd.	23,491
900	Makita Corp.†	38,569
6,900	Marubeni Corp.†	57,381
800	Marudai Food Co., Ltd.	12,398
700	Maruha Nichiro Corp.	16,595
2,200	Marui Group Co., Ltd.†	41,308
700	Maruichi Steel Tube, Ltd.	15,963
2,200	Marusan Securities Co., Ltd.†	12,776
900	Matsui Securities Co., Ltd.†	7,324
700	Matsumotokiyoshi Holdings Co., Ltd.	31,167
1,700	Maxell Holdings, Ltd.*	21,479
6,700	Mazda Motor Corp.†, *	54,580
500	McDonald’s Holdings Co. Japan, Ltd.	23,030
9,000	Mebuki Financial Group, Inc.	21,215
1,000	Medipal Holdings Corp.	19,183
1,000	Megachips Corp.	31,881
1,000	Megmilk Snow Brand Co., Ltd.	20,312
1,700	Meidensha Corp.	36,956
1,000	MEIJI Holdings Co., Ltd.†	64,303
1,200	Meiko Electronics Co., Ltd.	29,121
500	Meitec Corp.	27,591
600	Milbon Co., Ltd.	32,892
1,200	Mimasu Semiconductor Industry Co., Ltd.	29,576
2,200	MINEBEA MITSUMI, Inc.	56,210
1,600	Mirait Holdings Corp.	26,401
1,000	MISUMI Group, Inc.	29,036
15,300	Mitsubishi Chemical Holdings Corp.	114,676

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
5,500	Mitsubishi Corp.	$155,475
13,000	Mitsubishi Electric Corp.	198,009
4,500	Mitsubishi Estate Co., Ltd.	78,539
1,700	Mitsubishi Gas Chemical Co., Inc.	41,669
1,000	Mitsubishi Heavy Industries, Ltd.	31,149
900	Mitsubishi Logistics Corp.	27,514
1,000	Mitsubishi Materials Corp.	23,337
5,200	Mitsubishi Motors Corp.*,†	14,793
51,700	Mitsubishi UFJ Financial Group, Inc.	276,278
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.†	52,487
6,000	Mitsui & Co., Ltd.	124,741
2,500	Mitsui Chemicals, Inc.	78,912
2,100	Mitsui E&S Holdings Co., Ltd.*	10,564
3,000	Mitsui Fudosan Co., Ltd.	68,101
600	Mitsui High-Tec, Inc.	25,089
1,900	Mitsui Mining & Smelting Co., Ltd.†	65,893
1,200	Mitsui OSK Lines, Ltd.†	41,996
800	Mitsui-Soko Holdings Co., Ltd.	15,664
300	Miura Co., Ltd.	16,202
1,000	Mixi, Inc.†	25,017
700	Miyazaki Bank, Ltd. (The)	14,774
9,790	Mizuho Financial Group, Inc.†	141,379
1,000	Mizuho Leasing Co., Ltd.	30,029
300	Mochida Pharmaceutical Co., Ltd.	11,623
400	Modec, Inc.	8,175
600	Monogatari Corp. (The)	39,016
1,600	MonotaRO Co., Ltd.	43,264
700	Morinaga Milk Industry Co., Ltd.	36,794
1,800	MS&AD Insurance Group Holdings, Inc.	52,817
3,300	Murata Manufacturing Co., Ltd.	263,523
2,000	Musashi Seimitsu Industry Co., Ltd.	34,121
1,000	Musashino Bank, Ltd. (The)	16,500
1,200	Nabtesco Corp.	54,839
600	Nachi-Fujikoshi Corp.	26,092
1,500	Nagase & Co., Ltd.	23,423
1,300	Nagoya Railroad Co., Ltd.	30,914
1,200	Nankai Electric Railway Co., Ltd.	27,549
800	Nanto Bank, Ltd. (The)	14,248
2,600	NEC Corp.	153,100
1,100	NET One Systems Co., Ltd.	35,119
800	Nexon Co., Ltd.	25,938
2,000	NGK Insulators, Ltd.	36,559
2,500	NGK Spark Plug Co., Ltd.†	43,147
700	NH Foods, Ltd.	29,998
2,400	NHK Spring Co., Ltd.†	17,991
1,300	Nichi-iko Pharmaceutical Co., Ltd.†	11,682
1,200	Nichias Corp.	30,454
800	Nichirei Corp.	20,584
900	Nidec Corp.	109,203
1,600	Nifco, Inc.†	58,307
700	Nihon Kohden Corp.	20,420
2,000	Nihon M&A Center, Inc.	54,062
1,800	Nihon Parkerizing Co., Ltd.	19,427
900	Nihon Unisys, Ltd.	27,717

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,700	Nikkiso Co., Ltd.	$17,303
1,300	Nikkon Holdings Co., Ltd.	26,100
3,000	Nikon Corp.	28,042
500	Nintendo Co., Ltd.	279,115
900	Nippn Corp.	13,469
1,200	Nippo Corp.†	32,730
600	Nippon Carbon Co., Ltd.	25,170
700	Nippon Densetsu Kogyo Co., Ltd.	12,246
900	Nippon Electric Glass Co., Ltd.	20,849
1,200	Nippon Express Co., Ltd.	89,302
1,800	Nippon Gas Co., Ltd.	31,310
1,520	Nippon Light Metal Holdings Co., Ltd.	30,379
1,200	Nippon Paper Industries Co., Ltd.†	14,371
1,200	Nippon Sanso Holdings Corp.	22,802
1,200	Nippon Seiki Co., Ltd.	13,905
300	Nippon Shinyaku Co., Ltd.	22,299
400	Nippon Shokubai Co., Ltd.	22,904
2,600	Nippon Signal Co., Ltd.	23,035
900	Nippon Soda Co., Ltd.	28,408
5,500	Nippon Steel Corp.*	93,707
500	Nippon Steel Trading Corp.	18,311
3,600	Nippon Suisan Kaisha, Ltd.	17,297
8,000	Nippon Telegraph & Telephone Corp.	205,338
530	Nippon Yakin Kogyo Co., Ltd.	9,837
1,800	Nippon Yusen KK	61,368
2,200	Nipro Corp.†	26,565
2,000	Nishi-Nippon Financial Holdings, Inc.	14,360
900	Nishi-Nippon Railroad Co., Ltd.	24,035
1,000	Nishimatsu Construction Co., Ltd.	25,360
700	Nishio Rent All Co., Ltd.	18,928
800	Nissan Chemical Corp.	42,700
17,400	Nissan Motor Co., Ltd.*	96,786
1,100	Nissha Co., Ltd.	13,610
800	Nisshin Oillio Group, Ltd. (The)	23,590
5,700	Nisshinbo Holdings, Inc.	42,419
400	Nissin Foods Holdings Co., Ltd.†	29,659
500	Nitori Holdings Co., Ltd.	96,749
900	Nitto Denko Corp.	76,893
700	Nitto Kogyo Corp.	12,821
300	Noevir Holdings Co., Ltd.	13,601
700	NOF Corp.	36,604
1,100	Nojima Corp.	27,936
1,500	NOK Corp.	20,334
1,800	Nomura Co., Ltd.	14,923
14,300	Nomura Holdings, Inc.	75,087
1,100	Nomura Real Estate Holdings, Inc.	26,476
1,500	Nomura Research Institute, Ltd.	46,399
300	Noritake Co., Ltd.	9,618
700	Noritsu Koki Co., Ltd.	16,791
1,100	Noritz Corp.	17,525
7,800	North Pacific Bank, Ltd.†	22,542
800	NSD Co., Ltd.	13,301
2,900	NSK, Ltd.	29,727
10,800	NTN Corp.*	33,261

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
4,900	NTT Data Corp.†	$75,807
600	Obara Group, Inc.†	20,510
6,000	Obayashi Corp.	55,001
200	Obic Co., Ltd.†	36,541
2,100	Odakyu Electric Railway Co., Ltd.	57,372
1,100	Ogaki Kyoritsu Bank, Ltd. (The)	22,124
8,800	Oji Holdings Corp.	56,905
1,000	Okamura Corp.	11,714
4,600	Okasan Securities Group, Inc.†	18,737
1,800	Oki Electric Industry Co., Ltd.	18,695
1,155	Okinawa Electric Power Co., Inc. (The)	16,179
500	OKUMA Corp.	28,675
700	Okumura Corp.	18,599
8,100	Olympus Corp.	167,596
3,700	Onward Holdings Co., Ltd.†	10,426
1,200	Open House Co., Ltd.	51,154
200	Oracle Corp. Japan	19,508
8,100	Orient Corp.†	11,266
200	Oriental Land Co., Ltd.	30,029
11,000	ORIX Corp.	185,577
2,000	Osaka Gas Co., Ltd.	38,961
1,100	OSG Corp.	19,581
700	Otsuka Corp.	32,748
1,100	Otsuka Holdings Co., Ltd.	46,563
1,900	Outsourcing, Inc.	30,613
1,600	Pacific Industrial Co., Ltd.	18,366
900	Pacific Metals Co., Ltd.	17,435
3,600	Pan Pacific International Holdings Corp.	84,891
28,200	Panasonic Corp.	362,544
1,500	Park24 Co., Ltd.*	28,029
3,900	Penta-Ocean Construction Co., Ltd.	30,608
800	PeptiDream, Inc.*	36,559
1,300	Persol Holdings Co., Ltd.	25,407
1,000	Pigeon Corp.	37,932
500	Pilot Corp.	15,940
1,100	Piolax, Inc.	16,144
900	Pola Orbis Holdings, Inc.	21,654
2,500	Press Kogyo Co., Ltd.	7,519
600	Pressance Corp.†	9,152
1,100	Prima Meat Packers, Ltd.	34,671
1,300	Qol Holdings Co., Ltd.	18,269
900	Raito Kogyo Co., Ltd.	15,281
2,000	Rakuten, Inc.	23,825
7,700	Recruit Holdings Co., Ltd.	375,595
900	Relo Group, Inc.	19,036
6,700	Renesas Electronics Corp.*	72,612
2,800	Rengo Co., Ltd.	24,302
10,600	Resona Holdings, Inc.†	44,497
1,100	Resorttrust, Inc.	18,359
5,100	Ricoh Co., Ltd.†	51,772
400	Ricoh Leasing Co., Ltd.	12,536
400	Rinnai Corp.	44,760
4,000	Riso Kyoiku Co., Ltd.	12,210
100	Rohm Co., Ltd.	9,763

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
700	Rohto Pharmaceutical Co., Ltd.	$18,669
500	Ryobi, Ltd.*	7,505
2,000	Ryohin Keikaku Co., Ltd.	47,288
200	Ryosan Co., Ltd.	4,080
600	S Foods, Inc.	20,510
1,300	Sakata INX Corp.	12,492
2,700	Sala Corp.	14,948
1,800	SAMTY Co., Ltd.	32,968
2,100	San-Ai Oil Co., Ltd.	24,902
3,000	San-In Godo Bank, Ltd. (The)	15,200
1,200	Sangetsu Corp.	18,175
1,200	Sanken Electric Co., Ltd.†, *	56,247
1,300	Sanki Engineering Co., Ltd.	17,059
600	Sankyo Co., Ltd.	15,893
500	Sankyu, Inc.	21,946
2,200	Santen Pharmaceutical Co., Ltd.	30,261
2,300	Sanwa Holdings Corp.	30,099
500	Sanyo Chemical Industries, Ltd.	25,288
300	Sanyo Denki Co., Ltd.	15,958
1,200	Sapporo Holdings, Ltd.†	24,851
900	Sato Holdings Corp.	23,434
400	Sawai Pharmaceutical Co., Ltd.§	19,165
1,000	SBI Holdings, Inc.†	27,094
300	SCREEN Holdings Co., Ltd.	26,390
200	SCSK Corp.	11,849
2,100	Sega Sammy Holdings, Inc.	32,754
3,000	Seibu Holdings, Inc.*	33,055
1,000	Seikagaku Corp.	9,338
4,500	Seiko Epson Corp.†	73,154
700	Seiko Holdings Corp.	11,866
1,600	Seino Holdings Co., Ltd.	22,282
1,400	Seiren Co., Ltd.	24,605
4,200	Sekisui Chemical Co., Ltd.	80,605
3,700	Sekisui House, Ltd.	79,330
8,500	Senshu Ikeda Holdings, Inc.	13,664
600	Seria Co., Ltd.	20,944
6,900	Seven & i Holdings Co., Ltd.	278,119
7,000	Seven Bank, Ltd.†	15,995
800	SG Holdings Co., Ltd.	18,330
1,900	Sharp Corp.†	32,775
600	Shibuya Corp.	19,237
1,000	Shiga Bank, Ltd. (The)	21,639
1,700	Shikoku Electric Power Co., Inc.	13,204
900	Shima Seiki Manufacturing, Ltd.	20,865
1,000	Shimadzu Corp.	36,171
100	Shimano, Inc.	23,820
3,500	Shimizu Corp.†	28,322
1,400	Shin-Etsu Chemical Co., Ltd.	235,304
2,000	Shin-Etsu Polymer Co., Ltd.	17,918
1,100	Shinko Electric Industries Co., Ltd.	34,026
1,700	Shinmaywa Industries, Ltd.	15,691
1,800	Shinsei Bank, Ltd.	29,083
1,000	Shionogi & Co., Ltd.	53,755
1,200	Ship Healthcare Holdings, Inc.	33,705

 The accompanying notes are an integral part of these Schedules of Investments.

i

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
600	Shiseido Co., Ltd.	$40,219
2,200	Shizuoka Bank, Ltd. (The)†	17,286
2,800	Shizuoka Gas Co., Ltd.	25,161
300	SHO-BOND Holdings Co., Ltd.	12,924
300	Shoei Co., Ltd.	12,355
1,800	Showa Denko KK	51,208
1,000	Siix Corp.	14,739
1,100	Sinfonia Technology Co., Ltd.	13,064
3,900	SKY Perfect JSAT Holdings, Inc.	17,329
2,600	Skylark Holdings Co., Ltd.*	38,886
1,300	SMS Co., Ltd.	39,684
2,700	Sodick Co., Ltd.†	25,092
11,900	SoftBank Corp.†	154,601
11,100	SoftBank Group Corp.	935,317
500	Sohgo Security Services Co., Ltd.	23,617
7,800	Sojitz Corp.†	21,979
2,000	Sompo Holdings, Inc.	76,622
8,500	Sony Corp.	890,111
800	Sotetsu Holdings, Inc.*	17,911
400	Square Enix Holdings Co., Ltd.	22,217
400	Stanley Electric Co., Ltd.	11,903
1,600	Star Micronics Co., Ltd.	23,843
800	Starts Corp., Inc.	20,989
5,100	Subaru Corp.†	101,516
200	Sugi Holdings Co., Ltd.	15,841
3,600	SUMCO Corp.	82,128
13,500	Sumitomo Chemical Co., Ltd.	69,862
3,800	Sumitomo Corp.	54,121
1,500	Sumitomo Dainippon Pharma Co., Ltd.	26,105
5,300	Sumitomo Electric Industries, Ltd.	79,362
1,600	Sumitomo Forestry Co., Ltd.	34,478
1,700	Sumitomo Heavy Industries, Ltd.†	47,212
1,100	Sumitomo Metal Mining Co., Ltd.	47,477
3,600	Sumitomo Mitsui Construction Co., Ltd.	16,224
5,600	Sumitomo Mitsui Financial Group, Inc.	202,657
1,200	Sumitomo Mitsui Trust Holdings, Inc.	41,823
900	Sumitomo Osaka Cement Co., Ltd.	28,652
1,700	Sumitomo Realty & Development Co., Ltd.	59,970
3,700	Sumitomo Rubber Industries, Ltd.	43,608
400	Sumitomo Seika Chemicals Co., Ltd.	14,595
900	Sumitomo Warehouse Co., Ltd. (The)	11,957
2,600	Sun Frontier Fudousan Co., Ltd.	22,707
700	Sundrug Co., Ltd.	25,604
1,100	Suntory Beverage & Food, Ltd.	40,881
1,600	Sushiro Global Holdings, Ltd.	70,662
400	Suzuken Co., Ltd.	15,624
2,700	Suzuki Motor Corp.	122,533
900	Sysmex Corp.	96,929
1,700	Systena Corp.	33,962
800	T Hasegawa Co., Ltd.	15,281
2,400	T&D Holdings, Inc.	30,909
700	Tachi-S Co., Ltd.	7,586
2,200	Tadano, Ltd.	23,585
1,800	Taiheiyo Cement Corp.	47,323

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,200	Taisei Corp.	$123,405
200	Taisho Pharmaceutical Holdings Co., Ltd.	12,897
1,600	Taiyo Yuden Co., Ltd.	75,141
1,600	Takashimaya Co., Ltd.	17,066
6,700	Takeda Pharmaceutical Co., Ltd.	241,133
1,200	Takeuchi Manufacturing Co., Ltd.	33,543
2,100	Tamura Corp.	9,692
700	TDK Corp.	96,916
600	TechnoPro Holdings, Inc.	49,962
4,200	Teijin, Ltd.	72,336
400	Tekken Corp.	7,138
3,300	Terumo Corp.	119,184
1,300	THK Co., Ltd.	44,967
1,200	TIS, Inc.	28,622
3,100	Toagosei Co., Ltd.	36,340
1,500	Tobu Railway Co., Ltd.	40,316
2,200	Tocalo Co., Ltd.	28,770
3,500	Toda Corp.	25,636
600	Toho Co., Ltd	24,331
500	Toho Gas Co., Ltd.	30,842
1,500	Toho Holdings Co., Ltd.	27,501
3,300	Tohoku Electric Power Co., Inc.	31,145
3,600	Tokai Carbon Co., Ltd.	58,101
1,300	TOKAI Holdings Corp.	11,224
1,300	Tokai Rika Co., Ltd.	22,026
4,800	Tokai Tokyo Financial Holdings, Inc.	17,557
200	Token Corp.	19,526
1,900	Tokio Marine Holdings, Inc.	90,345
1,100	Tokuyama Corp.	27,747
700	Tokyo Century Corp.	47,035
9,100	Tokyo Electric Power Co. Holdings, Inc.*	30,326
1,100	Tokyo Electron, Ltd.	464,836
2,400	Tokyo Gas Co., Ltd.	53,375
1,400	Tokyo Kiraboshi Financial Group, Inc.	17,702
500	Tokyo Ohka Kogyo Co., Ltd.	31,249
800	Tokyo Seimitsu Co., Ltd.	36,415
2,000	Tokyo Steel Manufacturing Co., Ltd.†	15,299
2,700	Tokyo Tatemono Co., Ltd.	40,991
1,700	Tokyu Construction Co., Ltd.	9,243
1,600	Tokyu Corp.	21,300
6,100	Tokyu Fudosan Holdings Corp.	36,085
5,300	TOMONY Holdings, Inc.	15,509
1,900	Tomy Co., Ltd.	17,245
2,600	Toppan Forms Co., Ltd.	26,229
1,500	Toppan Printing Co., Ltd.	25,333
1,100	Topre Corp.	15,508
500	Topy Industries, Ltd.*	6,299
16,200	Toray Industries, Inc.	104,245
1,300	Tosei Corp.	13,126
1,200	Toshiba Corp.	40,533
500	Toshiba TEC Corp.	18,311
3,600	Tosoh Corp.	68,863
600	TOTO, Ltd.	36,848
900	Towa Pharmaceutical Co., Ltd.	19,857

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,100	Toyo Construction Co., Ltd.	$16,098
500	Toyo Ink SC Holdings Co., Ltd.	9,171
1,000	Toyo Seikan Group Holdings, Ltd.†	11,885
500	Toyo Suisan Kaisha, Ltd.	20,998
1,600	Toyo Tire Corp.	28,294
2,500	Toyobo Co., Ltd.†	32,152
700	Toyota Industries Corp.	62,335
20,300	Toyota Motor Corp.†	1,579,632
1,400	Toyota Tsusho Corp.	58,731
600	TPR Co., Ltd.	8,697
1,200	Trend Micro, Inc.	60,041
300	Trusco Nakayama Corp.	7,960
1,600	TS Tech Co., Ltd.	23,828
600	Tsubakimoto Chain Co.	16,527
1,900	Tsugami Corp.	28,536
700	Tsumura & Co.	25,003
200	Tsuruha Holdings, Inc.	25,794
700	TV Asahi Holdings Corp.	13,156
1,000	UACJ Corp.*	24,096
2,000	Ube Industries, Ltd.	42,592
500	Ulvac, Inc.	21,021
1,500	Unicharm Corp.	62,926
800	Unipres Corp.	7,680
800	United Arrows, Ltd.*	15,216
1,100	United Super Markets Holdings, Inc.	11,584
2,000	Ushio, Inc.	26,354
1,300	USS Co., Ltd.	25,407
600	UT Group Co., Ltd.*	19,697
400	V Technology Co., Ltd.†	19,688
1,200	Valor Holdings Co., Ltd.	26,953
1,000	Valqua, Ltd.	19,246
1,400	Vital KSK Holdings, Inc.	9,976
800	Wacoal Holdings Corp.	17,738
800	Welcia Holdings Co., Ltd.	27,455
1,000	West Japan Railway Co.	55,408
1,000	Xebio Holdings Co., Ltd.	8,453
400	Yakult Honsha Co., Ltd.	20,230
4,400	Yamada Holdings Co., Ltd.	23,724
2,100	Yamaguchi Financial Group, Inc.†	13,959
500	Yamaha Corp.	27,139
4,200	Yamaha Motor Co., Ltd.	102,833
2,400	Yamato Holdings Co., Ltd.	65,785
900	Yamato Kogyo Co., Ltd.	26,701
1,200	Yamazaki Baking Co., Ltd.	19,389
400	Yaoko Co., Ltd.†	24,565
1,200	Yellow Hat, Ltd.	20,516
600	Yokogawa Bridge Holdings Corp.	11,114
1,200	Yokogawa Electric Corp.	22,087
2,500	Yokohama Reito Co., Ltd.	20,614
2,100	Yokohama Rubber Co., Ltd. (The)	37,553
19,800	Z Holdings Corp.†	98,459
700	Zenkoku Hosho Co., Ltd.	32,116
900	Zensho Holdings Co., Ltd.†	23,011
2,300	Zeon Corp.	36,746

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value (Note 1)
	Japan (Continued)
600	ZOZO, Inc.	$17,720
		33,440,102
	Netherlands—2.3%
1,275	Aalberts NV	64,592
1,069	ABN AMRO Bank NV, CVA*, #	12,988
722	Accell Group NV*	33,317
68	Adyen NV*, #	151,792
13,837	Aegon NV	65,718
1,266	Akzo Nobel NV	141,456
580	AMG Advanced Metallurgical Group NV	23,296
576	Amsterdam Commodities NV	14,421
882	APERAM SA	39,739
2,059	Arcadis NV*, †	83,931
5,854	ArcelorMittal SA*	169,085
802	ASM International NV	233,245
2,066	ASML Holding NV	1,252,587
2,865	ASR Nederland NV	128,377
1,377	Basic-Fit NV*, #	53,046
1,008	BE Semiconductor Industries NV	84,448
1,770	Boskalis Westminster*	56,832
954	Coca-Cola European Partners Plc	49,449
988	Corbion NV	55,035
691	Flow Traders#	28,897
2,215	Fugro NV, CVA*	23,235
490	GrandVision NV*,#	15,113
2,032	Heineken NV	208,792
14,743	ING Groep NV	180,360
2,027	Intertrust NV*, #	33,564
10,441	Koninklijke Ahold Delhaize NV	290,799
7,677	Koninklijke BAM Groep NV*	19,446
816	Koninklijke DSM NV	138,084
46,675	Koninklijke KPN NV	158,405
3,429	Koninklijke Philips NV*	195,731
899	Koninklijke Vopak NV	44,753
1,514	NN Group NV	74,019
1,110	OCI NV*	23,990
10,631	PostNL NV*	51,551
1,111	Prosus NV*	123,512
1,299	Randstad NV†	91,370
3,497	SBM Offshore NV†	64,057
2,451	Signify NV*, #	126,354
839	Sligro Food Group NV*	22,433
1,271	TKH Group NV	60,991
1,381	TomTom NV*	12,754
388	Van Lanschot Kempen NV*	10,852
2,640	Wolters Kluwer NV	229,470
		4,941,886
	New Zealand—0.3%
15,320	Air New Zealand, Ltd.*,†	18,296
3,965	Auckland International Airport, Ltd.*	21,710
6,975	Chorus, Ltd.	34,489
5,950	Contact Energy, Ltd.	29,130

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	New Zealand (Continued)
1,501	EBOS Group, Ltd.†	$30,925
2,488	Fisher & Paykel Healthcare Corp., Ltd.	55,777
3,726	Fletcher Building, Ltd.	18,424
3,759	Freightways, Ltd.	29,666
11,751	Heartland Group Holdings, Ltd.†	14,362
13,666	Infratil, Ltd.	68,003
1,307	Mainfreight, Ltd.	63,349
1,991	Port of Tauranga, Ltd.	10,721
684	Restaurant Brands New Zealand, Ltd.*	6,353
1,854	Ryman Healthcare, Ltd.	19,811
9,536	SKYCITY Entertainment Group, Ltd.*	23,177
15,090	Spark New Zealand, Ltd.	47,214
4,024	Summerset Group Holdings, Ltd.	34,118
6,133	Z Energy, Ltd.*	12,122
		537,647

	Norway—0.6%
751	Aker BP ASA	21,319
4,348	Aker Solutions ASA*	7,468
593	Atea ASA	10,081
629	Atlantic Sapphire ASA*	8,861
2,299	Austevoll Seafood ASA	27,820
11,411	B2Holding ASA*	11,674
438	Bakkafrost P/F*, †	34,694
480	Bonheur ASA	12,683
1,580	Borregaard ASA	34,396
1,094	BW Energy, Ltd.*	3,438
6,229	BW LPG, Ltd.#	42,676
5,362	BW Offshore, Ltd.	22,142
4,966	DNB ASA	105,670
12,792	DNO ASA*	14,023
12,646	Equinor ASA	247,356
4,440	Europris ASA#	26,578
1,329	FLEX LNG, Ltd.	11,553
453	Gjensidige Forsikring ASA	10,624
768	Grieg Seafood ASA*,†	7,601
2,876	Hoegh LNG Holdings, Ltd.*	7,835
2,196	Mowi ASA	54,482
13,327	Norsk Hydro ASA	85,324
1,595	Norwegian Finans Holding ASA*	17,902
5,186	Odfjell Drilling, Ltd.*	12,369
2,546	Orkla ASA	24,956
10,139	PGS ASA*	7,338
397	Salmar ASA	27,385
1,776	Sbanken ASA#	17,089
2,544	Scatec Solar ASA#	76,916
404	Schibsted ASA, Class B*	14,454
1,199	SpareBank 1 SR-Bank ASA	14,719
4,353	Storebrand ASA*	43,840
2,103	Subsea 7 SA*	21,121
4,815	Telenor ASA	84,724
1,294	TGS NOPEC Geophysical Co. ASA	20,613
888	TOMRA Systems ASA	38,445
1,273	Veidekke ASA	17,652

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Norway (Continued)
1,410	Yara International ASA	$73,326
		1,321,147
	Portugal—0.1%
3,185	Altri SGPS SA	24,371
2,841	CTT-Correios de Portugal SA*	11,228
932	EDP Renovaveis SA	19,914
14,459	Energias de Portugal SA	82,576
5,078	Galp Energia SGPS SA	59,073
1,861	Jeronimo Martins SGPS SA	31,317
5,953	Navigator Co. SA (The)*, †	19,477
3,482	NOS SGPS SA	12,675
10,709	REN - Redes Energeticas Nacionais SGPS SA†	29,889
20,529	Sonae SGPS SA	18,742
		309,262
	Singapore—0.6%
35,700	Accordia Golf Trust§	565
23,500	Ascendas India Trust	25,855
14,400	CapitaLand, Ltd.	40,250
3,400	City Developments, Ltd.	20,170
23,400	ComfortDelGro Corp., Ltd.	29,746
3,900	Dairy Farm International Holdings, Ltd.	16,809
9,260	DBS Group Holdings, Ltd.	198,183
18,300	First Resources, Ltd.	18,909
132,400	Golden Agri-Resources, Ltd.	20,669
11,200	GuocoLand, Ltd.	13,988
1,300	Haw Par Corp., Ltd.	12,708
5,500	Hongkong Land Holdings, Ltd.	27,005
1,000	Jardine Cycle & Carriage, Ltd.	16,734
9,600	Keppel Corp., Ltd.	37,966
57,577	Keppel Infrastructure Trust	23,541
14,800	NetLink NBN Trust	10,397
20,861	Oversea-Chinese Banking Corp., Ltd.	182,216
3,200	SATS, Ltd.*,†	10,348
10,100	Sembcorp Industries, Ltd.	13,815
160,601	Sembcorp Marine, Ltd.*	20,296
19,200	Sheng Siong Group, Ltd.	21,980
9,299	Singapore Airlines, Ltd.*	38,366
4,000	Singapore Exchange, Ltd.	29,646
32,900	Singapore Post, Ltd.	17,120
33,100	Singapore Press Holdings, Ltd.†	37,647
8,200	Singapore Technologies Engineering, Ltd.	23,712
35,400	Singapore Telecommunications, Ltd.	64,211
9,400	United Overseas Bank, Ltd.	180,495
6,300	UOL Group, Ltd.	36,998
1,800	Venture Corp., Ltd.	26,842
9,500	Wilmar International, Ltd.	38,277
15,000	Wing Tai Holdings, Ltd.	21,409
29,500	Yangzijiang Shipbuilding Holdings, Ltd.	28,070
		1,304,943

	Spain—1.4%
229	Acciona SA	38,376

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Spain (Continued)
2,154	Acerinox SA	$28,102
3,169	ACS Actividades de Construccion y Servicios SA	105,022
572	Aena SME SA*, #	92,769
1,132	Almirall SA	17,165
2,283	Amadeus IT Group SA*	161,654
4,833	Applus Services SA*	50,045
10,337	Banco Bilbao Vizcaya Argentaria SA	53,653
13,416	Banco Bilbao Vizcaya Argentaria SA, SP ADR†	70,031
71,163	Banco de Sabadell SA*	38,054
116,729	Banco Santander SA*	396,565
5,075	Bankinter SA	35,233
18,313	CaixaBank SA	56,673
730	Cellnex Telecom SA#, †	42,033
796	Cia de Distribucion Integral Logista Holdings SA	15,776
861	CIE Automotive SA	22,536
318	Construcciones y Auxiliar de Ferrocarriles SA	14,581
535	Ebro Foods SA	11,030
3,909	Enagas SA	84,897
1,943	Endesa SA	51,404
4,660	Ercros SA	13,962
1,575	Euskaltel SA#	20,502
3,991	Faes Farma SA	17,106
1,149	Ferrovial SA	29,953
4,339	Global Dominion Access SA#	21,905
1,891	Grifols SA†	49,518
364	Grupo Catalana Occidente SA	14,513
50,592	Iberdrola SA	651,732
4,293	Indra Sistemas SA*, †	37,733
6,499	Industria de Diseno Textil SA	214,161
21,228	Liberbank SA*	7,618
7,728	Mapfre SA	16,095
1,581	Mediaset Espana Comunicacion SA*	9,391
4,190	Melia Hotels International SA*	31,128
2,767	Naturgy Energy Group SA†	67,818
2,459	Prosegur Cia de Seguridad SA	7,815
3,850	Red Electrica Corp. SA	68,175
6,875	Repsol SA	85,138
10,048	Sacyr SA	25,711
826	Siemens Gamesa Renewable Energy SA	31,965
45,111	Telefonica SA	201,926
3,839	Tubacex SA*, †	8,104
8,173	Unicaja Banco SA*, #	8,219
172	Vidrala SA	18,900
582	Viscofan SA	40,200
1,480	Zardoya Otis SA	9,459
		3,094,346
	Sweden—2.3%
984	AAK AB	22,275
1,552	AcadeMedia AB#	14,554
1,720	Adapteo Oyj*	22,058
576	AddLife AB	10,355
1,041	AddNode Group AB*	31,230
2,288	AddTech AB Class B	34,058

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Sweden (Continued)
1,023	AF Poyry AB*	$30,268
1,926	Alfa Laval AB*	58,220
933	Alimak Group AB#, †	14,956
556	Annehem Fastigheter AB Class B*	1,713
5,483	Arjo AB, Class B	40,839
2,763	Assa Abloy AB, Class B	79,409
5,277	Atlas Copco AB, Class A	321,208
1,616	Atlas Copco AB, Class B	84,099
3,696	Attendo AB*, #	20,991
1,217	Avanza Bank Holding AB†	37,819
1,206	Axfood AB	28,833
1,079	Beijer Alma AB†	19,694
2,259	Betsson AB	20,964
1,218	Bilia AB, Class A*	18,047
1,635	BillerudKorsnas AB	30,394
475	BioGaia AB, Class B	22,299
981	Biotage AB*	17,298
2,318	Boliden AB	85,995
1,253	Bonava AB, Class B*	14,519
1,482	Bravida Holding AB#	20,414
1,632	Bure Equity AB	56,060
1,751	Castellum AB†	38,615
447	Catena AB	19,705
7,868	Cloetta AB, Class B	23,027
1,370	Coor Service Management Holding AB*, #	11,122
3,565	Dios Fastigheter AB	29,309
2,657	Dometic Group AB*, #	38,531
2,421	Dustin Group AB#	24,727
2,954	Electrolux AB, Series B†	81,922
6,341	Electrolux Professional AB, Class B*	32,890
1,639	Elekta AB, Class B†	21,254
1,112	Epiroc AB	23,167
4,082	Epiroc AB, Class A	92,451
4,623	Essity AB, Class B†	146,046
873	Evolution Gaming Group AB#	128,549
1,567	Fabege AB†	21,127
2,158	Fagerhult AB*	12,429
367	Fastighets AB Balder, Class B*	18,179
2,139	Getinge AB, Class B	59,393
1,494	Granges AB*	19,416
5,892	Hennes & Mauritz AB, Class B*, †	132,737
636	Hexagon AB, Class B	58,667
1,573	Hexpol AB	17,759
3,175	Hoist Finance AB*, #, †	13,880
833	Holmen AB, Class B	36,569
690	Hufvudstaden AB, Class A†	10,034
2,679	Husqvarna AB, Class B	38,589
588	ICA Gruppen AB	28,749
2,319	Indutrade AB*	53,531
293	Instalco AB	10,719
631	Intrum AB	20,230
3,518	Inwido AB*	58,006
1,080	JM AB†	36,530
1,855	Kindred Group Plc,*	32,646

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Sweden (Continued)
16,366	Klovern AB, Class B†	$28,540
1,219	KNOW IT AB*	37,965
1,646	Kungsleden AB	17,198
5,226	Lagercrantz Group AB	47,333
228	Lifco AB	21,198
1,567	Lindab International AB	31,669
981	Loomis AB	29,834
801	Lundin Energy AB	25,167
2,179	Mekonomen AB*	32,210
1,207	Millicom International Cellular SA, ADR*	46,437
146	MIPS AB	10,448
1,742	Modern Times Group MTG AB, Class B*	25,232
432	Mycronic AB	10,140
613	Nibe Industrier AB, Class B	19,007
3,170	Nobia AB*	24,138
1,697	Nobina AB#, *	14,243
394	Nolato AB, Class B*	35,099
427	Nordic Entertainment Group AB*	19,009
2,599	Nordic Waterproofing Holding AB*	49,995
1,681	Nyfosa AB*	17,285
609	Pandox AB*, †	10,320
2,782	Peab AB, Class B*	33,638
1,578	Platzer Fastigheter Holding AB, Class B†	18,755
4,394	Ratos AB, Class B	23,868
5,625	Resurs Holding AB*, #	30,761
6,434	Samhallsbyggnadsbolaget i Norden AB†	20,024
2,383	Sandvik AB*	65,104
55,650	SAS AB*, †	12,821
2,495	Scandi Standard AB*	18,084
206	Sectra AB*	12,950
2,942	Securitas AB, Class B	50,025
124	Sinch AB#, *	21,809
11,213	Skandinaviska Enskilda Banken AB, Class A†, *	136,673
2,555	Skanska AB, Class B†	64,069
3,291	SKF AB, Class B	93,528
1,698	SkiStar AB*	23,253
7,778	SSAB AB, Class B*	37,610
2,726	Svenska Cellulosa AB SCA, Class B*	48,240
6,847	Svenska Handelsbanken AB, Class A	74,370
6,163	Swedbank AB, Class A	108,604
1,048	Swedish Match AB	81,815
987	Swedish Orphan Biovitrum AB*	15,782
3,409	Tele2 AB, Class B	45,982
13,860	Telefonaktiebolaget LM Ericsson, Class B	183,378
17,123	Telia Co. AB	74,170
458	Thule Group AB (The)*, #	19,886
1,377	Trelleborg AB, Class B*	35,003
353	Troax Group AB	9,822
2,450	Volvo AB, Class A*	62,558
14,105	Volvo AB, Class B*, †	356,766
811	Wallenstam AB, Class B	11,078

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Sweden (Continued)
1,004	Wihlborgs Fastigheter AB	$19,049
		4,911,016
	Switzerland—5.3%
8,096	ABB, Ltd., Registered	244,640
1,613	Adecco Group AG, Registered	108,609
2,917	Alcon, Inc.*	204,250
309	Allreal Holding AG, Registered	62,248
137	ALSO Holding AG, Registered	39,282
579	ams AG*, †	11,541
47	APG SGA SA*	10,865
1,914	Arbonia AG*	33,940
14,351	Aryzta AG*	15,958
590	Ascom Holding AG, Registered*	9,076
119	Autoneum Holding AG*, †	22,323
605	Baloise Holding AG, Registered	102,930
243	Banque Cantonale Vaudoise, Registered	23,705
23	Barry Callebaut AG, Registered	51,979
4	Belimo Holding AG, Registered	32,333
35	Bell Food Group AG, Registered	10,480
76	Berner Kantonalbank AG, Registered	17,127
301	BKW AG	32,739
157	Bobst Group SA, Registered	10,374
127	Bossard Holding AG, Registered	27,882
85	Bucher Industries AG, Registered	43,312
50	Burckhardt Compression Holding AG	16,664
137	Burkhalter Holding AG	10,581
456	Cembra Money Bank AG	50,224
1	Chocoladefabriken Lindt & Spruengli AG, Registered	91,520
2,211	Cie Financiere Richemont SA, Registered	212,269
2,253	Clariant AG, Registered†	45,434
205	Coltene Holding AG, Registered	26,201
40	Conzzeta AG, Registered	49,516
5,213	Credit Suisse Group AG, Registered	54,615
1,235	Credit Suisse Group, SP ADR†	13,091
93	Daetwyler Holding AG	27,650
514	DKSH Holding AG	39,455
66	dormakaba Holding AG†	45,075
320	Dufry AG, Registered*, †	21,790
1,608	EFG International AG†	12,318
15	Emmi AG, Registered	15,156
41	EMS-Chemie Holding AG, Registered	36,612
456	Flughafen Zurich AG, Registered*	74,927
20	Forbo Holding AG, Registered	36,185
5,107	GAM Holding AG*	13,444
223	Geberit AG, Registered	141,942
50	Georg Fischer AG, Registered	66,815
37	Givaudan SA, Registered	142,574
566	Helvetia Holding AG, Registered	66,472
136	Hiag Immobilien Holding AG*	15,684
298	Huber + Suhner AG, Registered	23,080
547	Implenia AG, Registered†	15,047
109	Ina Invest Holding AG*	2,184
36	Inficon Holding AG, Registered	37,823

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Switzerland (Continued)
16	Interroll Holding AG, Registered	$56,541
1,729	Julius Baer Group, Ltd.	110,565
80	Jungfraubahn Holding AG, Registered*, †	12,442
223	Kardex Holding AG, Registered	45,490
90	Komax Holding AG, Registered*	21,768
427	Kuehne + Nagel International AG, Registered	121,845
3,017	LafargeHolcim, Ltd., Registered*	177,288
580	Landis+Gyr Group AG*	39,029
167	Liechtensteinische Landesbank AG	9,524
667	Logitech International SA, Registered†	69,702
765	Logitech International SA, Registered	80,243
375	Lonza Group AG, Registered	209,649
63	Luzerner Kantonalbank AG, Registered	28,795
1,480	Mobilezone Holding AG, Registered	19,292
219	Mobimo Holding AG, Registered	66,848
22,264	Nestle SA, Registered	2,481,394
12,302	Novartis AG, Registered	1,051,296
3,319	OC Oerlikon Corp. AG, Registered	38,382
136	Orior AG	12,001
108	Partners Group Holding AG	137,921
699	PSP Swiss Property AG, Registered	85,198
78	Rieter Holding AG, Registered	10,464
201	Roche Holding AG†	68,691
4,932	Roche Holding AG	1,593,905
140	Schindler Holding AG, Registered	40,112
25	Schweiter Technologies AG	41,158
123	SFS Group AG	15,278
32	SGS SA, Registered	90,771
97	Siegfried Holding AG, Registered	79,897
910	Sika AG, Registered	259,959
373	Softwareone Holding AG	9,629
326	Sonova Holding AG, Registered*	86,368
88	St. Galler Kantonalbank AG, Registered	39,664
52	Straumann Holding AG, Registered	64,866
636	Sulzer AG, Registered	71,530
225	Swatch Group AG (The)	64,728
384	Swatch Group AG (The), Registered	21,391
151	Swiss Life Holding AG, Registered	74,226
1,182	Swiss Prime Site AG, Registered	108,989
1,421	Swiss Re AG	139,762
379	Swisscom AG, Registered†	203,304
247	Swissquote Group Holding SA, Registered	31,883
493	Temenos AG, Registered	70,965
276	u-blox Holding AG*	17,886
10,729	UBS Group AG, Registered	166,131
94	Valora Holding AG, Registered*	19,941
228	VAT Group AG#	63,878
400	Vetropack Holding AG, Registered*	25,097
451	Vifor Pharma AG	61,388
706	Vontobel Holding AG, Registered	53,782
77	VP Bank AG, Registered	9,304

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Switzerland (Continued)
934	Zurich Insurance Group AG	$398,641
		11,398,742
	United Kingdom—9.4%
6,126	3i Group Plc	97,417
217	4imprint Group Plc*	7,329
2,172	888 Holdings Plc	11,828
917	Admiral Group Plc	39,202
7,159	Aggreko Plc	86,555
12,432	Alliance Pharma Plc	16,110
8,094	Anglo American Plc	317,177
5,917	Anglo Pacific Group Plc	10,670
2,109	Antofagasta Plc	49,136
4,535	Ascential Plc*, †	21,007
3,862	Ashtead Group Plc	230,376
210	ASOS Plc*	16,021
1,721	Associated British Foods Plc*	57,298
7,325	AstraZeneca Plc	731,819
8,970	Auto Trader Group Plc#, *	68,557
3,592	Avast Plc#	22,581
28,447	Aviva Plc	160,084
835	Avon Rubber Plc	36,376
12,786	B&M European Value Retail SA	93,034
5,299	Babcock International Group Plc†, *	16,700
19,453	BAE Systems Plc	135,430
9,792	Balfour Beatty Plc*	39,850
617	Bank of Georgia Group Plc*	9,357
81,962	Barclays Plc	210,076
6,765	Barratt Developments Plc*	69,648
3,269	Beazley Plc*	15,854
1,766	Bellway Plc	82,850
735	Berkeley Group Holdings Plc (The)	44,979
12,902	BHP Group Plc	372,542
4,891	Biffa Plc#, *	17,936
1,176	Bodycote Plc	13,399
8,370	boohoo Group Plc*	39,232
129,795	BP Plc	527,233
8,187	Brewin Dolphin Holdings Plc	35,045
8,878	British American Tobacco Plc	339,515
589	British American Tobacco Plc, SP ADR	22,818
4,032	Britvic Plc	46,553
82,890	BT Group Plc*	176,893
3,731	Bunzl Plc	119,485
2,743	Burberry Group Plc*	71,792
4,834	Burford Capital, Ltd.*	41,851
3,640	C&C Group Plc*	14,101
11,065	Cairn Energy Plc†	25,963
40,000	Capita Plc*	24,010
7,460	Card Factory Plc*	7,364
993	Carnival Plc*	21,705
21,596	Centamin Plc	30,963
6,675	Central Asia Metals Plc	23,005
77,567	Centrica Plc*	57,894
2,609	Chesnara Plc	10,251

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
33,167	Cineworld Group Plc*	$44,114
577	Clarkson Plc	21,875
2,322	Clinigen Group Plc	24,825
2,800	Close Brothers Group Plc	59,870
33,791	Coats Group Plc*	26,506
1,369	Coca-Cola HBC AG	43,597
6,300	Compass Group Plc*	126,934
865	Computacenter Plc	28,262
15,671	ConvaTec Group Plc#	42,365
3,254	Countryside Properties Plc*, #	22,789
627	Cranswick Plc	31,429
4,845	Crest Nicholson Holdings Plc*	27,252
1,039	Croda International Plc	90,926
914	CVS Group Plc*	23,575
1,316	Daily Mail & General Trust Plc, Class A	16,473
712	DCC Plc	61,740
2,945	De La Rue Plc*, †	8,364
5,029	Devro Plc	13,395
6,669	DFS Furniture Plc*	25,099
12,494	Diageo Plc	514,918
2,860	Diploma Plc	100,462
21,750	Direct Line Insurance Group Plc	93,942
21,706	Dixons Carphone Plc*	42,761
3,416	Domino’s Pizza Group Plc	16,341
10,792	Drax Group Plc	62,487
13,454	DS Smith Plc	75,619
1,548	easyJet Plc*	20,875
8,196	Electrocomponents Plc	112,199
13,055	Elementis Plc*	22,587
1,355	EMIS Group Plc	20,548
70,446	EnQuest Plc*, †	17,229
2,921	Entain Plc*	61,128
4,422	Equiniti Group Plc#, *	7,876
6,935	Esken, Ltd.*, †	3,270
5,759	Essentra Plc*	23,024
1,262	Euromoney Institutional Investor Plc	16,598
3,432	Evraz Plc	27,347
6,412	Experian Plc	220,724
1,729	FDM Group Holdings Plc	24,027
1,779	Ferguson Plc	212,585
5,122	Ferrexpo Plc	26,451
39,520	Firstgroup Plc*, †	50,151
5,744	Frasers Group Plc*	36,489
9,131	G4S Plc*	30,841
2,798	Galliford Try Holdings Plc	4,899
445	Games Workshop Group Plc	61,133
928	Gamesys Group Plc	24,717
1,706	Gamma Communications Plc	38,571
26,092	GlaxoSmithKline Plc	463,299
81,942	Glencore Plc*	321,103
1,404	Go-Ahead Group Plc (The)*	26,304
1,480	Grafton Group Plc	20,893
3,970	Grainger Plc	14,602
6,489	Greencore Group Plc*	14,063

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
2,159	Greggs Plc*	$66,790
9,789	Gulf Keystone Petroleum, Ltd.*	24,102
4,549	Gym Group Plc (The)#, *	14,769
6,271	Halfords Group Plc*	32,852
1,732	Halma Plc	56,685
1,823	Hargreaves Lansdown Plc	38,741
25,710	Hays Plc*	52,988
1,995	Headlam Group Plc*	12,459
3,050	Helical Plc	17,387
1,984	Hikma Pharmaceuticals Plc	62,252
2,154	Hill & Smith Holdings Plc	43,711
2,081	Hilton Food Group Plc	30,812
1,266	Hiscox, Ltd.*	15,017
5,513	Hochschild Mining Plc†	14,874
3,986	Hollywood Bowl Group Plc*	12,639
2,726	HomeServe Plc	45,134
14,041	Howden Joinery Group Plc*	141,886
61,234	HSBC Holdings Plc	357,253
2,249	HSBC Holdings Plc, SP ADR†	65,536
3,532	Hunting Plc	12,465
4,879	Ibstock Plc*, #, †	14,811
1,762	IG Group Holdings Plc	21,886
4,126	IMI Plc	75,879
8,898	Imperial Brands Plc	183,020
3,234	Inchcape Plc*	33,572
14,920	Indivior Plc*	26,122
6,450	Informa Plc*	49,777
605	InterContinental Hotels Group Plc*	41,494
390	InterContinental Hotels Group Plc, ADR*	26,871
1,391	Intermediate Capital Group Plc	35,323
10,061	International Consolidated Airlines Group SA*	27,504
4,161	International Personal Finance Plc*	6,012
1,064	Intertek Group Plc	82,172
8,515	Investec Plc	25,731
35,770	IP Group Plc*	61,246
25,901	ITV Plc*	42,902
6,460	IWG Plc*	30,333
18,874	J. Sainsbury Plc	63,098
2,074	J.D. Wetherspoon Plc*	38,828
1,083	James Fisher & Sons Plc	15,856
1,809	James Halstead Plc	12,420
5,549	JD Sports Fashion Plc*	63,081
1,084	JET2 Plc*	18,949
8,054	John Laing Group Plc#	34,798
1,637	John Menzies Plc*, †	7,470
10,403	John Wood Group Plc*	38,808
1,891	Johnson Matthey Plc	78,547
7,194	Johnson Service Group Plc*	14,757
8,912	Jupiter Fund Management Plc	34,229
239	Just Eat Takeaway.Com NV*, #, †	22,035
349	Just Eat Takeaway.com NV*, #	32,178
30,973	Just Group Plc*	43,169
2,164	Kainos Group Plc	44,511
1,556	Keller Group Plc	17,247

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
32,972	Kingfisher Plc*	$144,684
1,402	Lancashire Holdings, Ltd.	12,447
32,778	Legal & General Group Plc	126,119
590	Liontrust Asset Management Plc	11,550
430,679	Lloyds Banking Group Plc*	252,545
828	London Stock Exchange Group Plc	79,219
18,867	M&G Plc	53,945
20,939	Man Group Plc	46,489
28,984	Marks & Spencer Group Plc*	60,276
1,885	Marshalls Plc*	17,788
18,395	Marston’s Plc*	24,928
3,805	Mears Group Plc*	10,176
5,349	Mediclinic International Plc*	21,090
7,048	Meggitt Plc*	46,386
22,767	Melrose Industries Plc*	52,384
2,240	Micro Focus International Plc	17,083
8,089	Mitchells & Butlers Plc*, †	35,908
24,076	Mitie Group Plc*	20,877
150	MJ Gleeson Plc	1,737
4,442	Mondi Plc	113,289
5,751	Moneysupermarket.com Group Plc	21,137
7,506	Morgan Advanced Materials Plc	32,233
1,378	Morgan Sindall Group Plc	33,549
6,750	National Express Group Plc*	28,642
3,714	National Grid Plc	44,238
1,752	National Grid Plc, SP ADR	103,788
8,261	Natwest Group Plc	22,350
900	Next Plc*	97,597
4,257	Ninety One Plc	14,014
537	NMC Health Plc*, §	215
624	Ocado Group Plc*	17,506
4,680	On the Beach Group Plc#, *	26,194
4,865	OSB Group Plc*	28,585
1,080	Oxford Instruments Plc	28,378
8,188	Pagegroup Plc*	53,053
5,714	Paragon Banking Group Plc	36,047
1,213	PayPoint Plc	9,866
3,815	Pearson Plc	40,581
41,805	Pendragon Plc*	9,625
5,277	Pennon Group Plc	70,930
2,597	Persimmon Plc	105,259
3,779	Petrofac, Ltd.*, †	4,982
14,508	Pets at Home Group Plc	82,603
2,200	Phoenix Group Holdings Plc	22,268
11,392	Photo-Me International Plc*	8,920
8,181	Playtech Plc*	49,839
2,561	Plus500, Ltd.	49,428
1,124	Polar Capital Holdings Plc	10,785
2,857	Polypipe Group plc*	21,860
33,266	Premier Oil Plc*, †	10,273
6,783	Provident Financial Plc*	20,292
9,625	Prudential Plc	204,409
4,468	QinetiQ Group Plc	19,464
26,994	Quilter Plc#	59,486

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
351	Rathbone Brothers Plc	$8,516
1,747	Reckitt Benckiser Group Plc	156,499
3,003	Redde Northgate Plc	12,751
3,865	Redrow Plc	33,462
10,683	RELX Plc	267,895
1,210	RELX Plc, SP ADR†	30,444
2,776	Renew Holdings Plc	21,584
214	Renishaw Plc	18,911
18,010	Rentokil Initial Plc*	120,270
787	Rhi Magnesita NV	45,763
10,927	Rightmove Plc*	87,702
7,931	Rio Tinto Plc	606,819
25,358	Rolls-Royce Holdings Plc*	36,811
9,205	Rotork Plc	45,253
8,858	Royal Dutch Shell Plc, ADR, Class B	326,240
41,803	Royal Dutch Shell Plc, Class B	769,355
9,433	Royal Mail Plc*	65,620
4,095	RSA Insurance Group Plc	38,445
3,036	Sabre Insurance Group Plc#	10,589
948	Saga Plc*	4,443
8,113	Sage Group Plc (The)	68,539
5,321	Savills Plc*	83,772
1,046	Schroders Plc	46,070
5,266	Senior Plc*	8,036
11,630	Severfield Plc	12,570
2,120	Severn Trent Plc	67,396
9,302	SIG Plc*, †	4,904
5,193	Signature Aviation Plc*	28,944
4,652	Smith & Nephew Plc	88,374
2,936	Smiths Group Plc	62,231
1,263	Spectris Plc	57,929
12,936	Speedy Hire Plc*	11,877
525	Spirax-Sarco Engineering Plc	82,509
7,170	Spire Healthcare Group Plc#, *	16,527
10,386	Spirent Communications Plc	34,149
14,775	SSE Plc	296,366
5,335	SSP Group Plc*	27,389
3,870	St. James’s Place Plc	67,970
4,286	St. Modwen Properties Plc	23,930
5,772	Stagecoach Group Plc*	7,989
20,666	Standard Chartered Plc	142,308
9,751	Standard Life Aberdeen Plc	38,970
4,177	SThree Plc*	22,170
7,781	Stock Spirits Group Plc	30,035
8,653	Synthomer Plc	55,351
6,411	Tate & Lyle Plc	67,807
19,770	Taylor Wimpey Plc*	49,181
978	Telecom Plus Plc	17,123
51,448	Tesco Plc†	162,315
5,954	TI Fluid Systems Plc#	22,162
16,738	Tp Icap Group Plc Gbp.25	56,176
5,006	Travis Perkins Plc*	106,383
3,514	TUI AG*	17,789

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
42,736	Tullow Oil Plc*, †	$27,814
4,191	Tyman Plc*	21,522
7,733	U & I Group Plc*	9,936
1,424	Ultra Electronics Holdings Plc	39,812
17,156	Unilever Plc	958,155
7,319	United Utilities Group Plc	93,413
20,856	Vectura Group Plc*	33,237
5,245	Vesuvius Plc	38,974
13,688	Virgin Money UK Plc*	35,674
6,329	Vistry Group Plc	95,279
386	Vitec Group Plc (The)*	6,093
207,108	Vodafone Group Plc	376,542
6,400	Volution Group Plc	34,851
5,138	Watkin Jones Plc	15,087
3,058	Weir Group Plc (The)*	74,914
1,764	WH Smith Plc*	43,700
1,264	Whitbread Plc*	59,700
19,918	William Hill Plc*	74,688
28,949	Wm Morrison Supermarkets Plc	72,814
11,755	WPP Plc	149,187
510	XP Power, Ltd.	33,045
		20,213,678
	United States—0.0%
1,520	Ovintiv, Inc.	36,249

	TOTAL COMMON STOCKS (Cost $119,979,258)	147,780,987

	AFFILIATED INVESTMENT COMPANY—30.2%

	United States—30.2%
2,560,482	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $50,152,829)	65,394,713

	Expiration Date
	Warrants—0.0%

	Canada—0.0%
384	Cenovus Energy, Inc. *
	01/01/2026	1,528
	Switzerland—0.0%
3,138	Cie Financiere Richemont SA *
	11/22/2023	1,195

	TOTAL WARRANTS (Cost $1,434)	2,723

	Rights—0.0%

	Hong Kong—0.0%
26,250	Esprit Holdings, Ltd.*, §
	04/14/2021	118

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares			Value (Note 1)
	Italy—0.0%
14,612	Snam Spa Npv *, §
	04/07/2021		$15

	TOTAL RIGHTS (Cost $—)		133

	Preferred Stocks—0.4%

	Germany—0.4%
621	Bayerische Motoren Werke AG, 2.75%		49,411
387	Draegerwerk AG & Co. KGaA, 0.27%		31,133
908	Henkel AG & Co. KGaA, 1.88%		102,073
949	Jungheinrich AG, 1.05%		45,629
717	Porsche Automobil Holding SE, 2.30%		76,027
310	Sartorius AG, 0.16%		154,576
252	Sixt SE, 0.08%		19,652
173	STO SE & Co. KGaA, 0.19%		32,055
1,223	Volkswagen AG, 2.05%		342,203
			852,759

	TOTAL PREFERRED STOCK (Cost $523,469)		852,759
	7-Day Yield
	Short-Term Investments—2.8%
5,998,071	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $5,998,071) ††	0.07%	5,998,071

	TOTAL INVESTMENTS, AT VALUE—101.8% (Cost $176,655,061)		220,029,386
	Liabilities in Excess of Other Assets—(1.8)%		(3,946,592)
	NET ASSETS—100.0%		$216,082,794

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A f the Securities Act of 1933 at March 31, 2021, amounts to approximately $3,012,242, and represents 1.39% of net assets.

†	Denotes all or a portion of security on loan. of March 31, 2021, the market value of the securities on loan was $11,372,710 (Note 1).
‡‡	Affiliated issuer. Assets with a total aggregate market value of $65,394,713, or 30.2% of net assets, were affiliated with the Fund as of March 31, 2021 (Note 2).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $6,063,614
§

Fair valued security -- Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. Fair value is based on a fair value factor being applied to quoted market prices for the foreign securities based on the pre-determined threshold. As of March 31, 2021, the total value of the fair valued securities was $57,282.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

 M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

At March 31, 2021, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	30.2%
Banks	5.8%
Pharmaceuticals	3.4%
Metals and Mining	3.2%
Oil, Gas and Consumable Fuels	3.0%
Insurance	2.7%
Machinery	2.7%
Chemicals	2.5%
Automobiles	2.4%
Food Products	2.2%
Capital Markets	1.8%
Semiconductors and Semiconductor Equipment	1.7%
Real Estate Management and Development	1.6%
Diversified Telecommunication Services	1.5%
Textiles, Apparel and Luxury Goods	1.5%
Household Durables	1.4%
Auto Components	1.3%
Electric Utilities	1.3%
Food and Staples Retailing	1.3%
IT Services	1.3%
Construction and Engineering	1.2%
Health Care Equipment and Supplies	1.2%
Professional Services	1.2%
Trading Companies and Distributors	1.2%
Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	1.1%
Road and Rail	1.1%
Wireless Telecommunication Services	1.1%
Beverages	1.0%
Electrical Equipment	1.0%
Specialty Retail	1.0%
Building Products	0.9%
Commercial Services & Supplies	0.8%
Personal Products	0.8%
Media	0.7%
Software	0.7%
Aerospace & Defense	0.6%
Construction Materials	0.6%
Multi-Utilities	0.6%
Air Freight and Logistics	0.5%
Health Care Providers and Services	0.5%
Industrial Conglomerates	0.5%
Multiline Retail	0.5%
Biotechnology	0.4%
Containers and Packaging	0.4%
Diversified Financial Services	0.4%
Entertainment	0.4%
Paper and Forest Products	0.4%
Tobacco	0.4%
Gas Utilities	0.3%
Household Products	0.3%
Independent Power and Renewable Electricity Producers	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Life Sciences Tools and Services	0.3%
Marine	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Airlines	0.2%
Consumer Finance	0.2%
Energy Equipment and Services	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Communications Equipment	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	2.8%
Total	101.8%

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Shares		Value (Note 1)
	Common Stocks—99.1%

	Beverages—2.4%
64,650	Monster Beverage Corp.*	$5,888,969

	Biotechnology—1.9%
48,705	Neurocrine Biosciences, Inc.*	4,736,561

	Health Care Equipment and Supplies—1.5%
95,300	Boston Scientific Corp.*	3,683,345

	Health Care Providers and Services—2.6%
16,650	UnitedHealth Group, Inc.	6,194,966

	Insurance—3.1%
33,150	Aon Plc, Class A	7,628,146

	Interactive Media & Services—18.5%
9,940	Alphabet, Inc., Class A*	20,501,449
42,800	Facebook, Inc., Class A*	12,605,884
145,900	Tencent Holdings, Ltd., ADR†	11,642,820
		44,750,153

	Internet and Catalog Retail—13.5%
49,600	Alibaba Group Holding, Ltd., SP ADR*	11,245,808
4,955	Amazon.com, Inc.*	15,331,166
73,500	JD.com, Inc., ADR*	6,198,255
		32,775,229

	IT Services—23.6%
32,600	Automatic Data Processing, Inc.	6,144,122
21,600	EPAM Systems, Inc.*	8,568,504
35,550	Global Payments, Inc.	7,166,169
22,150	GoDaddy, Inc., Class A*	1,719,283
22,440	Mastercard, Inc., Class A	7,989,762
74,500	PayPal Holdings, Inc.*	18,091,580
35,300	Visa, Inc., Class A	7,474,069
		57,153,489

	Media—2.3%
898,335	Sirius XM Holdings, Inc.†	5,470,860

	Pharmaceuticals—2.5%
38,550	Zoetis, Inc.	6,070,854

	Semiconductors and Semiconductor Equipment—1.8%
8,000	NVIDIA Corp.	4,271,440

	Software—23.3%
37,940	Adobe, Inc.*	18,035,538
22,800	Fortinet, Inc.*	4,204,776
29,400	Intuit, Inc.	11,261,964

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Software (Continued)
97,164	Microsoft Corp.	$22,908,356
		56,410,634

	Specialty Retail—2.1%
17,100	Burlington Stores, Inc.*	5,109,480

	TOTAL COMMON STOCKS (Cost $119,743,394)	240,144,126

		7-Day Yield
	Short-Term Investments—4.1%

9,983,208	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $9,983,208) ††	0.07%	9,983,208

	TOTAL INVESTMENTS, AT VALUE—103.2% (Cost $129,726,602)		250,127,334
	Liabilities in Excess of Other Assets—(3.2)%		(7,647,977)
	NET ASSETS—100.0%		$242,479,357

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
* Non-income producing security
† Denotes all or a portion of security on loan. As of March 31, 2021, the market value of the securities on loan was $14,569,531 (Note 1)
†† Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $4,772,653
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

At March 31, 2021, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	48.6%
Communication Services	20.7%
Consumer Discretionary	15.6%
Health Care	8.5%
Financials	3.2%
Consumer Staples	2.5%
Short-Term Investments	4.1%
Total	103.2%

The accompanying notes are an integral part of these Schedules of Investments.

ii

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Shares		Value (Note 1)
	Common Stocks—98.5%

	Aerospace & Defense—1.1%
51,269	Kratos Defense & Security Solutions, Inc.*	$1,398,618
51,591	Triumph Group, Inc.*	948,243
		2,346,861

	Airlines—3.8%
25,162	Alaska Air Group, Inc.*	1,741,462
80,711	Azul SA, ADR*, †	1,629,555
261,710	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,731,985
68,251	JetBlue Airways Corp.*	1,388,225
		8,491,227

	Auto Components—4.4%
40,526	BorgWarner, Inc.	1,878,785
182,866	Dana, Inc.	4,449,130
42,245	Modine Manufacturing Co.*	623,959
71,405	Stoneridge, Inc.*	2,271,393
30,079	Veoneer, Inc.*, †	736,334
		9,959,601

	Banks—5.0%
107,881	Bancorp, Inc. (The)*	2,235,294
20,708	BankUnited, Inc.	910,117
178,139	First BanCorp	2,005,845
19,855	Pinnacle Financial Partners, Inc.	1,760,344
26,219	Popular, Inc.	1,843,720
27,505	Webster Financial Corp.	1,515,801
13,114	Wintrust Financial Corp.	994,041
		11,265,162

	Beverages—0.4%
13,227	MGP Ingredients, Inc.	782,377

	Biotechnology—2.2%
14,072	ACADIA Pharmaceuticals, Inc.*	363,058
15,829	BioMarin Pharmaceutical, Inc.*	1,195,248
7,593	Exact Sciences Corp.*	1,000,605
26,081	Global Blood Therapeutics, Inc.*	1,062,801
67,079	Karyopharm Therapeutics, Inc.*	705,671
3,657	United Therapeutics Corp.*	611,706
		4,939,089

	Building Products—3.7%
10,471	American Woodmark Corp.*	1,032,231
103,734	Builders FirstSource, Inc.*	4,810,145
9,575	Caesarstone, Ltd.	131,465
25,716	Trex Co., Inc.*	2,354,043
		8,327,884

	Capital Markets—3.8%
22,336	Artisan Partners Asset Management, Inc., Class A	1,165,269
31,391	Carlyle Group, Inc. (The)	1,153,933
10,641	Evercore Inc., Class A	1,401,846

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Capital Markets (Continued)
22,489	LPL Financial Holdings, Inc.	$3,197,036
13,580	Raymond James Financial, Inc.	1,664,365
		8,582,449

	Chemicals—3.6%
15,982	Albemarle Corp.	2,335,130
27,973	FMC Corp.	3,094,093
49,312	Livent Corp.*, †	854,084
98,493	Tronox Holdings PLC, Class A	1,802,422
		8,085,729

	Commercial Services & Supplies—0.9%
118,087	Interface, Inc.	1,473,726
51,853	Pitney Bowes, Inc.	427,268
		1,900,994

	Construction and Engineering—5.8%
30,440	AECOM*	1,951,508
34,059	Granite Construction, Inc.	1,370,875
32,417	MasTec, Inc.*	3,037,473
25,456	Quanta Services, Inc.	2,239,619
233,028	Tutor Perini Corp.*	4,415,881
		13,015,356

	Construction Materials—1.6%
15,524	Eagle Materials, Inc.*	2,086,581
4,477	Martin Marietta Materials, Inc.	1,503,466
		3,590,047

	Consumer Finance—0.8%
18,725	Green Dot Corp., Class A	857,418
27,329	PRA Group, Inc.*	1,013,086
		1,870,504

	Containers and Packaging—0.7%
32,986	Graphic Packaging Holding Co.	599,026
70,450	Pactiv Evergreen, Inc.	967,983
		1,567,009

	Diversified Consumer Services—1.8%
56,142	Adtalem Global Education, Inc.*	2,219,855
147	Coursera, Inc.*	6,615
157,514	Perdoceo Education Corp.*	1,883,867
		4,110,337

	Diversified Telecommunication Services—0.7%
98,381	Radius Global Infrastructure, Inc., Class A*	1,446,201

	Electrical Equipment—0.7%
8,367	Encore Wire Corp.	561,677

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Electrical Equipment (Continued)
9,835	EnerSys	$893,018
		1,454,695

	Electronic Equipment, Instruments & Components—4.4%
12,766	Fabrinet*	1,153,919
115,484	Flex, Ltd.*	2,114,512
12,287	II-VI, Inc.*	840,062
7,506	Insight Enterprises, Inc.*	716,223
50,646	Jabil, Inc.	2,641,695
13,252	Rogers Corp.*	2,494,159
		9,960,570

	Equity Real Estate Investment Trusts (REITs)—1.7%
62,919	Corporate Office Properties Trust, REIT	1,656,657
36,609	NETSTREIT Corp.	676,901
66,884	SITE Centers Corp.	906,947
18,538	STAG Industrial, Inc.†	623,062
		3,863,567

	Food Products—0.9%
26,144	Darling Ingredients, Inc.*	1,923,675

	Health Care Equipment and Supplies—5.5%
1,626	ABIOMED, Inc.*	518,255
25,885	Cardiovascular Systems, Inc.*	992,431
8,130	Cooper Cos., Inc. (The)	3,122,652
2,523	DexCom, Inc.*	906,741
13,432	Insulet Corp.*	3,504,678
10,073	Merit Medical Systems, Inc.*	603,171
95,682	SmileDirectClub, Inc.*, †	986,481
4,463	STERIS PLC	850,112
9,968	Tandem Diabetes Care, Inc.*	879,676
		12,364,197

	Health Care Providers and Services—2.1%
42,547	Acadia Healthcare Co., Inc.*	2,431,135
37,633	Covetrus, Inc.*	1,127,861
4,768	Molina Healthcare, Inc.*	1,114,568
		4,673,564

	Hotels, Restaurants & Leisure—3.6%
25,598	Boyd Gaming Corp.*	1,509,258
42,353	Caesars Entertainment, Inc.*	3,703,770
8,725	Cheesecake Factory, Inc. (The)*	510,500
28,989	Planet Fitness, Inc., Class A*	2,240,849
		7,964,377

	Household Durables—1.0%
11,955	Century Communities, Inc.*	721,126
27,962	Universal Electronics, Inc.*	1,537,071
		2,258,197

	Insurance—2.9%
25,622	Argo Group International Holdings, Ltd.	1,289,299

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Insurance (Continued)
5,442	Everest Re Group, Ltd.	$1,348,582
22,837	James River Group Holdings, Ltd.	1,041,824
9,057	Trupanion, Inc.*	690,234
28,596	WR Berkley Corp.	2,154,709
		6,524,648

	Internet and Catalog Retail—0.4%
21,959	Magnite, Inc.*	913,714

	IT Services—3.8%
12,439	Alliance Data Systems Corp.	1,394,288
151,511	Brightcove, Inc.*	3,048,401
21,685	Genpact, Ltd.	928,552
94,553	Paya Holdings, Inc., Class A*	1,036,301
46,455	Switch, Inc., Class A	755,358
5,911	WEX, Inc.*	1,236,699
		8,399,599

	Leisure Equipment and Products—0.6%
68,337	Mattel, Inc.*	1,361,273

	Life Sciences Tools and Services—0.9%
18,083	Luminex Corp.	576,848
21,119	QIAGEN NV*, †	1,028,284
7,875	Quanterix Corp.*	460,451
		2,065,583

	Machinery—1.7%
21,215	CIRCOR International, Inc.*	738,706
73,111	Meritor, Inc.*	2,150,926
52,732	Welbilt, Inc.*	856,895
		3,746,527

	Marine—0.3%
12,624	Kirby Corp.*	760,975

	Media—0.6%
12,779	Cardlytics, Inc.*, †	1,401,856

	Metals and Mining—2.2%
118,357	Alamos Gold, Inc., Class A	924,368
46,745	Allegheny Technologies, Inc.*	984,450
20,629	Carpenter Technology Corp.	848,883
265,265	Ferroglobe Plc - ENT*, §	—
71,585	Pan American Silver Corp.	2,149,698
		4,907,399

	Oil, Gas and Consumable Fuels—1.6%
33,319	Devon Energy Corp.	728,020
154,945	Euronav SA*, †	1,417,747
24,243	Golar LNG, Ltd.*	248,006

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
129,908	Navigator Holdings, Ltd.*	$1,156,181
		3,549,954

	Pharmaceuticals—1.9%
57,318	Aerie Pharmaceuticals, Inc.*, †	1,024,273
29,424	Pacira BioSciences, Inc.*	2,062,328
45,802	Supernus Pharmaceuticals, Inc.*	1,199,096
		4,285,697

	Professional Services—1.6%
95,223	KBR, Inc.	3,655,611

	Road and Rail—0.8%
38,050	Knight-Swift Transportation Holdings, Inc.	1,829,824

	Semiconductors and Semiconductor Equipment—9.6%
41,660	Cree, Inc.*	4,504,696
68,360	MACOM Technology Solutions Holdings, Inc.*, †	3,966,247
42,993	Marvell Technology Group, Ltd.	2,105,797
31,123	MaxLinear, Inc.*	1,060,672
4,641	Monolithic Power Systems, Inc.	1,639,248
16,750	Qorvo, Inc.*	3,060,225
33,932	Semtech Corp.*	2,341,308
7,631	Silicon Laboratories, Inc.*	1,076,505
7,139	Universal Display Corp.	1,690,301
		21,444,999

	Software—5.9%
75,120	2U, Inc.*, †	2,871,838
20,894	Medallia, Inc.*	582,734
20,298	Model N, Inc.*	715,098
10,226	New Relic, Inc.*	628,694
77,158	Nuance Communications, Inc.*	3,367,175
5,609	Pegasystems, Inc.	641,333
21,839	SS&C Technologies Holdings, Inc.	1,525,891
7,517	Workiva, Inc.*	663,450
77,136	Xperi Holding Corp.	1,679,251
43,831	Zuora, Inc., Class A*	648,699
		13,324,163

	Specialty Retail—0.9%
4,344	Advance Auto Parts, Inc.	797,081
13,099	Floor & Decor Holdings, Inc., Class A*	1,250,692
		2,047,773

	Technology Hardware, Storage & Peripherals—0.5%
29,343	NCR Corp.*	1,113,567

	Thrifts and Mortgage Finance—0.3%
30,422	NMI Holdings, Inc., Class A*	719,176

	Trading Companies and Distributors—1.8%
30,253	Beacon Roofing Supply, Inc.*	1,582,837
145,152	MRC Global, Inc.*	1,310,722

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

				Value
Shares				(Note 1)
	Trading Companies and Distributors (Continued)
13,720	WESCO International, Inc.*			$1,187,192
				4,080,751

	TOTAL COMMON STOCKS (Cost $130,050,342)			220,876,758
			Expiration
			Date
	RIGHTS—0.3%
780,203	Pan American Silver Corp., CVR*
	(Cost $189,351)		02/22/2029	678,777
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.9%

	State Street Navigator Securities Lending Prime Portfolio (Money Market)
4,234,808	(Cost $4,234,808) ††	0.07%		4,234,808

	TOTAL INVESTMENTS, AT VALUE—100.7%
	(Cost $134,474,501)			225,790,343
	Liabilities in Excess of Other Assets—(0.7)%			(1,568,408)
	NET ASSETS—100.0%			$224,221,935

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

ENT—Entitlement

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2021, the market value of the securities on loan was $10,323,801 (Note 1)
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $6,289,174.
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2021, the total value of the fair valued securities was $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

At March 31, 2021, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	24.2%
Industrials	22.1%
Financials	12.9%
Consumer Discretionary	12.8%
Health Care	12.6%
Materials	8.4%
Real Estate	1.7%
Energy	1.6%
Communication Services	1.3%
Consumer Staples	1.2%
Short-Term Investments	1.9%
Total	100.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2021

Shares		Value (Note 1)
	Common Stocks—98.3%

	Aerospace & Defense—1.0%
700	BWX Technologies, Inc.	$46,158
5,000	General Dynamics Corp.	907,800
4,000	Textron, Inc.	224,320
		1,178,278

	Air Freight and Logistics—1.3%
800	Expeditors International of Washington, Inc.	86,152
8,400	United Parcel Service, Inc., Class B	1,427,916
		1,514,068

	Auto Components—0.1%
700	Lear Corp.	126,875

	Automobiles—1.7%
69,200	Ford Motor Co.*	847,700
19,700	General Motors Co.*	1,131,962
		1,979,662

	Banks—15.3%
118,900	Bank of America Corp.	4,600,241
5,700	Citizens Financial Group, Inc.	251,655
1,800	Comerica, Inc.	129,132
1,365	Commerce Bancshares, Inc.	104,573
700	Cullen/Frost Bankers, Inc.	76,132
1,900	East West Bancorp, Inc.	140,220
9,600	Fifth Third Bancorp	359,520
11,900	Huntington Bancshares, Inc.	187,068
37,800	JPMorgan Chase & Co.	5,754,294
13,200	KeyCorp	263,736
1,600	M&T Bank Corp.	242,576
5,800	PNC Financial Services Group, Inc. (The)	1,017,378
13,000	Regions Financial Corp.	268,580
700	SVB Financial Group*	345,562
9,800	Truist Financial Corp.	571,536
19,989	U.S. Bancorp	1,105,592
54,700	Wells Fargo & Co.	2,137,129
1,300	Western Alliance Bancorp	122,772
2,100	Zions Bancorp NA	115,416
		17,793,112

	Beverages—0.1%
1,400	Molson Coors Brewing Co., Class B*	71,610

	Biotechnology—1.9%
2,600	Alexion Pharmaceuticals, Inc.*	397,566
7,200	Amgen, Inc.	1,791,432
		2,188,998

	Building Products—1.3%
700	Allegion Plc	87,934
2,400	Fortune Brands Home & Security, Inc.	229,968
12,500	Johnson Controls International Plc	745,875

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Building Products (Continued)
4,500	Masco Corp.	$269,550
1,900	Owens Corning	174,971
		1,508,298

	Capital Markets—5.1%
1,700	Ameriprise Financial, Inc.	395,165
12,000	Bank of New York Mellon Corp. (The)	567,480
1,900	BlackRock, Inc.	1,432,524
4,500	Goldman Sachs Group, Inc. (The)	1,471,500
1,100	LPL Financial Holdings, Inc.	156,376
2,200	Nasdaq, Inc.	324,412
2,900	Northern Trust Corp.	304,819
1,800	Raymond James Financial, Inc.	220,608
1,900	SEI Investments Co.	115,767
4,800	State Street Corp.	403,248
3,100	T. Rowe Price Group, Inc.	531,960
		5,923,859

	Chemicals—1.7%
2,000	Celanese Corp.	299,620
2,300	Eastman Chemical Co.	253,276
2,300	FMC Corp.	254,403
2,300	Huntsman Corp.	66,309
5,800	LyondellBasell Industries NV, Class A	603,490
6,600	Mosaic Co. (The)	208,626
2,200	RPM International, Inc.	202,070
300	Scotts Miracle-Gro Co. (The)	73,491
		1,961,285

	Communications Equipment—2.3%
49,900	Cisco Systems, Inc.	2,580,329
4,000	Juniper Networks, Inc.	101,320
		2,681,649

	Construction and Engineering—0.1%
1,800	Quanta Services, Inc.	158,364

	Consumer Finance—1.4%
5,100	Ally Financial, Inc.	230,571
6,200	Capital One Financial Corp.	788,826
2,400	Discover Financial Services	227,976
1,000	OneMain Holdings, Inc.	53,720
7,900	Synchrony Financial	321,214
		1,622,307

	Containers and Packaging—1.4%
27,800	Amcor Plc	324,704
900	Avery Dennison Corp.	165,285
1,500	Berry Global Group, Inc.*	92,100
2,300	Crown Holdings, Inc.	223,192
6,900	International Paper Co.	373,083
1,600	Packaging Corp. of America	215,168
2,600	Sealed Air Corp.	119,132

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Containers and Packaging (Continued)
1,100	Sonoco Products Co.	$69,630
		1,582,294

	Distributors—0.4%
2,500	Genuine Parts Co.	288,975
5,300	LKQ Corp.*	224,349
		513,324

	Diversified Consumer Services—0.1%
3,000	Service Corp. International	153,150

	Diversified Financial Services—0.4%
6,000	Equitable Holdings, Inc.	195,720
3,600	Jefferies Financial Group, Inc.	108,360
1,700	Voya Financial, Inc.	108,188
		412,268

	Electric Utilities—1.0%
17,000	Exelon Corp.	743,580
4,200	NRG Energy, Inc.	158,466
2,200	OGE Energy Corp.	71,192
2,100	Pinnacle West Capital Corp.	170,835
		1,144,073

	Electrical Equipment—0.8%
7,100	Emerson Electric Co.	640,562
900	Hubbell, Inc.	168,201
1,800	Sensata Technologies Holding Plc*	104,310
		913,073

	Electronic Equipment, Instruments & Components—0.9%
1,300	Arrow Electronics, Inc.*	144,066
2,500	CDW Corp.	414,375
8,500	Corning, Inc.	369,835
2,500	Jabil, Inc.	130,400
		1,058,676

	Food and Staples Retailing—0.4%
600	Casey’s General Stores, Inc.	129,714
6,200	Walgreens Boots Alliance, Inc.	340,380
		470,094

	Food Products—1.8%
9,900	Archer-Daniels-Midland Co.	564,300
2,400	Bunge, Ltd.	190,248
6,600	Conagra Brands, Inc.	248,160
1,300	JM Smucker Co. (The)	164,489
16,700	Kraft Heinz Co. (The)	668,000

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Food Products (Continued)
4,000	Tyson Foods, Inc., Class A	$297,200
		2,132,397

	Gas Utilities—0.1%
3,500	UGI Corp.	143,535

	Health Care Equipment and Supplies—0.3%
4,500	Hologic, Inc.*	334,710

	Health Care Providers and Services—9.2%
3,500	AmerisourceBergen Corp.	413,245
4,300	Anthem, Inc.	1,543,485
4,200	Cigna Corp.	1,015,308
1,900	DaVita, Inc.*	204,763
5,900	HCA Healthcare, Inc.	1,111,206
1,700	Henry Schein, Inc.*	117,708
1,700	Laboratory Corp. of America Holdings*	433,551
2,800	McKesson Corp.	546,112
1,000	Molina Healthcare, Inc.*	233,760
2,300	Quest Diagnostics, Inc.	295,182
12,490	UnitedHealth Group, Inc.	4,647,154
1,400	Universal Health Services, Inc., Class B	186,746
		10,748,220

	Hotels, Restaurants & Leisure—0.0%
700	Hyatt Hotels Corp., Class A*	57,890

	Household Durables—1.8%
6,300	DR Horton, Inc.	561,456
4,800	Lennar Corp., Class A	485,904
1,200	Mohawk Industries, Inc.*	230,772
7,400	Newell Brands, Inc.	198,172
4,600	PulteGroup, Inc.	241,224
1,400	Tempur Sealy International, Inc.	51,184
1,400	Toll Brothers, Inc.	79,422
1,100	Whirlpool Corp.	242,385
		2,090,519

	Household Products—1.4%
11,700	Procter & Gamble Co. (The)	1,584,531

	Independent Power and Renewable Electricity Producers—0.3%
11,600	AES Corp. (The)	310,996

	Industrial Conglomerates—1.8%
10,100	3M Co.	1,946,068
900	Carlisle Cos., Inc.	148,122
		2,094,190

	Insurance—6.0%
9,500	Aflac, Inc.	486,210
100	Alleghany Corp.*	62,629
4,100	Allstate Corp. (The)	471,090
1,200	American Financial Group, Inc.	136,920

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Insurance (Continued)
5,300	Arch Capital Group, Ltd.*	$203,361
800	Assurant, Inc.	113,416
6,100	Chubb, Ltd.	963,617
1,200	Cincinnati Financial Corp.	123,708
500	Everest Re Group, Ltd.	123,905
1,200	First American Financial Corp.	67,980
4,900	Hartford Financial Services Group, Inc. (The)	327,271
2,500	Lincoln National Corp.	155,675
3,500	Loews Corp.	179,480
180	Markel Corp.*	205,132
12,200	MetLife, Inc.	741,638
2,600	Old Republic International Corp.	56,784
3,800	Principal Financial Group, Inc.	227,848
8,000	Progressive Corp. (The)	764,880
5,300	Prudential Financial, Inc.	482,830
6,300	Travelers Cos., Inc. (The)	947,520
2,400	WR Berkley Corp.	180,840
		7,022,734

	Internet and Catalog Retail—0.6%
12,000	eBay, Inc.	734,880

	IT Services—0.9%
9,300	Cognizant Technology Solutions Corp., Class A	726,516
3,200	Genpact, Ltd.	137,024
7,200	Western Union Co. (The)	177,552
		1,041,092

	Leisure Equipment and Products—0.2%
1,300	Brunswick Corp.	123,981
500	Polaris, Inc.	66,750
		190,731

	Life Sciences Tools and Services—0.2%
400	Bio-Rad Laboratories, Inc., Class A*	228,468

	Machinery—2.6%
1,300	AGCO Corp.	186,745
2,600	Cummins, Inc.	673,686
2,500	Dover Corp.	342,825
1,500	ITT, Inc.	136,365
800	Oshkosh Corp.	94,928
4,700	PACCAR, Inc.	436,724
1,600	Parker-Hannifin Corp.	504,688
2,800	Pentair Plc	174,496
1,000	Snap-on, Inc.	230,740
3,300	Westinghouse Air Brake Technologies Corp.	261,228
		3,042,425

	Media—3.1%
54,800	Comcast Corp., Class A	2,965,228
2,100	Discovery, Inc., Class A*, †	91,266
5,800	Fox Corp., Class A	209,438
3,900	Interpublic Group of Cos., Inc. (The)	113,880

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares		Value (Note 1)
	Media (Continued)
3,700	Omnicom Group, Inc.	$274,355
		3,654,167

	Metals and Mining—0.7%
5,200	Nucor Corp.	417,404
1,100	Reliance Steel & Aluminum Co.	167,519
3,600	Steel Dynamics, Inc.	182,736
		767,659

	Multi-Utilities—0.5%
9,300	Public Service Enterprise Group, Inc.	559,953

	Multiline Retail—1.9%
4,100	Dollar Tree, Inc.*	469,286
8,800	Target Corp.	1,743,016
		2,212,302

	Oil, Gas and Consumable Fuels—3.8%
4,400	Cheniere Energy, Inc.*	316,844
6,300	Continental Resources, Inc.*	162,981
10,300	EOG Resources, Inc.	747,059
30,800	Exxon Mobil Corp.	1,719,564
5,700	Marathon Oil Corp.	60,876
5,900	Phillips 66	481,086
5,500	Valero Energy Corp.	393,800
21,500	Williams Cos., Inc. (The)	509,335
		4,391,545

	Pharmaceuticals—3.6%
1,000	Jazz Pharmaceuticals Plc*	164,370
24,800	Johnson & Johnson	4,075,880
		4,240,250

	Real Estate Management and Development—0.5%
5,800	CBRE Group, Inc., Class A*	458,838
900	Jones Lang LaSalle, Inc.*	161,136
		619,974

	Road and Rail—1.1%
400	AMERCO	245,040
9,400	CSX Corp.	906,348
2,900	Knight-Swift Transportation Holdings, Inc.	139,461
		1,290,849

	Semiconductors and Semiconductor Equipment—4.6%
12,500	Applied Materials, Inc.	1,670,000
4,800	Broadcom, Inc.	2,225,568
800	First Solar, Inc.*	69,840
13,200	Micron Technology, Inc.*	1,164,372
1,300	Qorvo, Inc.*	237,510
		5,367,290

	Software—3.2%
1,400	CDK Global, Inc.	75,684

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

Shares			Value (Note 1)
	Software (Continued)
51,800	Oracle Corp.		$3,634,806
			3,710,490

	Specialty Retail—5.6%
1,200	Advance Auto Parts, Inc.		220,188
1,500	AutoNation, Inc.*		139,830
310	AutoZone, Inc.*		435,333
4,500	Best Buy Co., Inc.		516,645
1,300	CarMax, Inc.*		172,458
5,000	Home Depot, Inc. (The)		1,526,250
12,800	Lowe’s Cos., Inc.		2,434,304
1,300	O’Reilly Automotive, Inc.*		659,425
1,400	Tractor Supply Co.		247,912
900	Williams-Sonoma, Inc.		161,280
			6,513,625

	Technology Hardware, Storage & Peripherals—1.2%
22,900	Hewlett Packard Enterprise Co.		360,446
22,900	HP, Inc.		727,075
3,900	NetApp, Inc.		283,413
			1,370,934

	Textiles, Apparel and Luxury Goods—0.1%
2,700	Hanesbrands, Inc.		53,109
1,600	Skechers U.S.A., Inc., Class A*		66,736
			119,845

	Tobacco—2.0%
13,500	Altria Group, Inc.		690,660
18,800	Philip Morris International, Inc.		1,668,312
			2,358,972

	Trading Companies and Distributors—0.5%
900	United Rentals, Inc.*		296,379
700	WW Grainger, Inc.		280,651
			577,030

	TOTAL COMMON STOCKS (Cost $85,386,014)		114,467,520

	Exchange-Traded Fund—1.3%

9,868	iShares Russell 1000 Value ETF (Cost $1,449,035) †		1,495,495
	7-Day Yield
	Short-Term Investments—0.1%

79,433	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $79,433) ††	0.07%	79,433

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

TOTAL INVESTMENTS, AT VALUE—99.7% (Cost $86,914,482)	116,042,448
Other Assets in Excess of Liabilities—0.3%	311,137
NET ASSETS—100.0%	$116,353,585

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of March 31, 2021, the market value of the securities on loan was $77,576 (Note 1)
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $0.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

At March 31, 2021, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	29.5%
Health Care	15.2%
Information Technology	13.1%
Consumer Discretionary	12.6%
Industrials	10.5%
Consumer Staples	5.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.1%
Utilities	1.9%
Real Estate	0.5%
Short-Term Investments	0.1%
Total	99.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2021, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;
•

Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2021, the M Large Cap Growth Fund and the M Large Cap Value Fund had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

As of March 31, 2021, the M Capital Appreciation Fund had: (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments, with the exception of Ferro-globe Plc—ENT which was classified as Level 3 and had no value and (iii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of March 31, 2021 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$9,292,283	$6,923	$—	$9,299,206
Austria	620,618	—	—	620,618
Belgium	1,488,496	—	—	1,488,496
Canada	15,517,344	—	—	15,517,344
Denmark	3,404,842	—	—	3,404,842
Finland	2,190,412	—	—	2,190,412
France	12,421,840	—	—	12,421,840
Germany	11,258,196	—	—	11,258,196
Hong Kong	3,969,700	—	—	3,969,700
Ireland	1,159,460	—	—	1,159,460
Israel	904,534	—	—	904,534
Italy	4,037,321	—	—	4,037,321
Japan	33,390,657	49,445	—	33,440,102
Netherlands	4,941,886	—	—	4,941,886
New Zealand	537,647	—	—	537,647
Norway	1,321,147	—	—	1,321,147
Portugal	309,262	—	—	309,262
Singapore	1,304,378	565	—	1,304,943
Spain	3,094,346	—	—	3,094,346
Sweden	4,911,016	—	—	4,911,016
Switzerland	11,398,742	—	—	11,398,742
United Kingdom	20,213,462	216	—	20,213,678
United States	36,249	—	—	36,249
Total Common Stocks	147,723,838	57,149	—	147,780,987
Affiliated Investment Company
United States	65,394,713	—	—	65,394,713
Warrants
Canada	1,528	—	—	1,528
France	1,195	—	—	1,195
Total Warrants	2,723	—	—	2,723
Right
Canada	—	118	—	118
France	—	15	—	15
Total Rights	—	133	—	133
Preferred Stocks
Germany	852,759	—	—	852,759
Short-Term Investments
Investments in Security Lending Collateral	—	5,998,071	—	5,998,071
Total	$213,974,033	$6,055,353	$—	$220,029,386

At March 31, 2021, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2021, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$11,372,710	$12,061,685
M Large Cap Growth Fund	14,569,531	14,755,861
M Capital Appreciation Fund	10,323,801	10,523,981
M Large Cap Value Fund	77,576	79,433

2.    Tax Information

As of March 31, 2021, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$171,073,675	$51,054,343	$(8,096,703)	$42,957,640
M Large Cap Growth Fund	119,842,177	120,471,330	(169,380)	120,301,950
M Capital Appreciation Fund	130,924,205	95,615,835	(4,984,506)	90,631,329
M Large Cap Value Fund	87,520,095	29,150,460	(707,541)	28,442,919

The Funds did not have any unrecognized tax benefits as of March 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2018 through December 2020. No examination of any of the Funds’ tax filings is currently in progress.